UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 - September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the Forward Asia Ex-Japan Equities Fund, the Forward Eastern Europe Equities Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward International Small Companies Fund, the Forward Large Cap Equity Fund, the Forward Banking and Finance Fund, the Forward Growth Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward International Fixed Income Fund, the Forward Progressive Real Estate Fund, the Forward Small Cap Equity Fund, the Forward Mini-Cap Fund and the Sierra Club Stock Fund are included herewith.

Forward Asia Ex-Japan Equities Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 89.23%
China: 19.85%
27,000	China Insurance International Holdings Co., Ltd.	$51,324
37,000	China Life Insurance Co., Ltd.	136,042
27,964	China Mobile, Ltd.	276,944
39,087	China Netcom Group Corp. Hong Kong, Ltd.	86,481
18,004	China Overseas Land & Investment, Ltd.	21,332
88,997	China Petroleum & Chemical Corp.	69,113
66,130	China Shanshui Cement Group, Ltd. (a)	16,011
178,000	China Telecom Corp., Ltd.	71,752
93,501	CNOOC, Ltd.	106,568
43,000	GOME Electrical Appliances Holdings, Ltd.	12,460
1	Guangzhou R&F Properties Co., Ltd.	1
1,812	Gushan Environmental Energy, Ltd., ADR (b)	9,259
38,000	Huaneng Power International, Inc.	24,910
147,000	Industrial & Commercial Bank of China, Ltd.	86,706
14,933	Li Ning Co., Ltd.	25,847
139,575	PetroChina Co., Ltd.	143,802
1	Ping An Insurance Co. of China, Ltd.	6
18,000	Shanghai Industrial Holdings, Ltd.	40,567
1,238	SINA Corp. (a)	43,578
97,068	Zijin Mining Group Co., Ltd.	48,504
		1,271,207
Hong Kong: 18.69%
13,396	Bank of East Asia, Ltd.	41,405
47,488	Belle International Holdings, Ltd.	33,576
47,500	BOC Hong Kong Holdings, Ltd.	83,195
11,000	Cheung Kong Holdings, Ltd.	122,185
19,500	CLP Holdings, Ltd.	156,580
10,900	Esprit Holdings, Ltd.	66,468
8,600	Hang Seng Bank, Ltd.	159,821
6,000	Henderson Land Development Co., Ltd.	26,272
18,000	Hong Kong & China Gas Co., Ltd.	40,707
19,000	Hongkong Electric Holdings, Ltd.	118,675
4,700	Hong Kong Exchanges and Clearing, Ltd.	56,353
25,000	Hutchison Whampoa, Ltd.	189,315
3,500	Kerry Properties, Ltd.	11,134
19,000	New World Development Co., Ltd.	20,677
7,000	Sun Hung Kai Properties, Ltd.	70,677
		1,197,040
Indonesia: 1.74%
30,337	PT Bank Rakyat Indonesia Tbk	17,372
118,000	PT Bumi Resources Tbk	40,041
15,500	PT Indika Energy Tbk (a)	3,370
137,303	PT Perusahaan Gas Negara	31,669
18,588	Straits Asia Resources, Ltd.	19,276
		111,728

Malaysia: 2.25%
17,267	IOI Corp., Bhd	21,066
114,300	KNM Group, Bhd	41,835
28,100	Public Bank, Bhd	81,219
		144,120
Philippines: 0.05%
472	Ayala Corp.	2,909
Singapore: 5.48%
15,386	CapitaLand, Ltd.	32,767
6,000	DBS Group Holdings, Ltd.	70,070
8,867	Keppel Corp., Ltd.	48,444
20,782	SembCorp Industries, Ltd.	46,717
6,000	Singapore Airlines, Ltd.	59,380
8,000	United Overseas Bank, Ltd.	93,538
		350,916
South Korea: 20.40%
4,530	Daewoo Engineering & Construction Co., Ltd.	50,669
126	DC Chemical Co., Ltd.	33,354
431	GS Engineering & Construction Corp.	33,424
1,740	Hana Financial Group, Inc.	39,717
3	Hanjin Heavy Industries & Construction Co., Ltd.	86
191	Hite Brewery Co., Ltd. (a)	34,815
940	Hyundai Development Co.	33,879
782	Hyundai Mobis	59,544
514	Hyundai Motor Co.	31,301
2,510	Industrial Bank of Korea	29,323
2,872	Kookmin Bank (c)	131,221
385	Korea Gas Corp.	21,851
1,001	KT & G Corp.	74,477
2,700	KT Corp.	93,732
369	LG Electronics, Inc.	33,019
302	NHN Corp. (a)	37,533
354	POSCO	129,639
68	Samsung C&T Corp.	2,913
9	Samsung Card Co., Ltd	299
725	Samsung Electronics Co., Ltd.	323,770
299	Samsung Fire & Marine Insurance Co., Ltd.	51,033
823	SK Energy Co., Ltd.	60,688
		1,306,287
Taiwan: 18.71%
58,648	Advanced Semiconductor Engineering, Inc.	29,228
62,540	Asia Cement Corp.	54,374
42,997	Asustek Computer, Inc.	82,910
37,000	Cathay Financial Holding Co., Ltd.	49,575
63,180	China Steel Corp.	61,601
87,515	Chinatrust Financial Holding Co., Ltd.	46,468
99,000	Chunghwa Telecom Co., Ltd. (a)	229,632
52,020	Far Eastern Textile, Ltd.	35,859
50,600	First Financial Holding Co., Ltd.	30,560
55,000	Fubon Financial Holding Co., Ltd.	38,511
32,800	Hon Hai Precision Industry Co., Ltd.	114,069
18,000	President Chain Store Corp.	52,035
103,670	Taiwan Cement Corp.	60,036
41,000	Taiwan Fertilizer Co., Ltd.	74,857

91,942	Taiwan Semiconductor Manufacturing Co., Ltd.	149,883
45,150	Uni-President Enterprises Corp.	39,675
93,000	Yuanta Financial Holding Co., Ltd.	49,381
		1,198,654
Thailand: 2.06%
15,800	Aapico Hitech Pcl	3,173
10,300	Bangkok Bank Pcl	31,028
278,250	Italian-Thai Development Pcl	30,405
10,000	PTT Pcl	67,336
		131,942
	Total Common Stocks (Cost $7,747,082)	5,714,803
	Total Investments: 89.23% (Cost $7,747,082)	5,714,803
	Net Other Assets and Liabilities: 10.77%	690,017
	Net Assets: 100.00%	$6,404,820

(a)	Non-income producing security.

(b)	ADR - American Depositary Receipt.

(c)	Fair valued security.

Percentages are stated as a percent of net assets.

Forward Eastern Europe Equities Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.34%
Czech Republic: 3.03%
1,537	CEZ AS	$93,874
2,549	New World Resources NV, Class A	31,269
		125,143
Estonia: 0.05%
902	Silvano Fashion Group AS (a)	1,943
Georgia: 0.48%
3,050	Bank of Georgia, GDR (a)(b)(c)	19,856
Hungary: 0.36%
423	OTP Bank Nyrt (a)	15,024
Kazakhstan: 1.55%
1,106	KazakhGold Group, Ltd., Sponsored GDR (a)(b)(c)	11,281
2,171	KazMunaiGas Exploration & Production, GDR (b)(c)	33,651
8,771	Uranium One, Inc. (a)	18,955
		63,887
Poland: 6.97%
16,648	Getin Holding SA (a)	62,103
2,873	Global Trade Centre SA (a)	26,019
186	ING Bank Slaski AS	39,395
5,541	Powszechna Kasa Oszczednosci Bank Polski SA	99,674
28,400	Trakcja Polska SA (a)	60,622
		287,813
Russia: 52.15%
6,678	Cherepovets MK Severstal, GDR, Registered Shares (b)(c)	69,451
15,096	Comstar United Telesystems, GDR (b)(c)	75,480
2,435	CTC Media, Inc. (a)	36,525
3,594	Imperial Energy Corp., Plc (a)	64,982
8,196	Integra Group Holdings, GDR (a)(b)(c)	28,440
10,005	JSC MMC Norilsk Nickel, ADR (d)	136,769
3,533	LSR Group OJSC, GDR (a)(b)(c)	18,195
4,834	Magnitogorsk Iron & Steel Works, Sponsored GDR (b)(c)	37,464
3,988	Mechel, ADR (d)	71,624
4,327	Mobile TeleSystems OJSC, Sponsored ADR (d)	242,354
2,919	NovaTek OAO, GDR (b)(c)	129,896
1,949	Novolipetsk Steel OJSC, GDR, Registered Shares (b)(c)	36,193
12,115	OAO Gazprom, Sponsored ADR (c)(d)	374,958
1,996	Pharmstandard, GDR (a)(b)(c)	34,631

9,198	Raspadskaya OJSC	37,712
6,136	RGI International, Ltd. (a)	15,800
18,162	Rosneft Oil Co., GDR (b)	122,049
1,278,624	RusHydro OJSC (a)	38,998
53,465	Sberbank	82,336
7,580	Sistema JSFC, Sponsored GDR (b)(c)	123,706
1,867	Uralkali, GDR (b)(c)	56,719
1,199	Veropharm (a)	44,423
9,465	Vimpel-Communications, ADR (d)	192,140
1,135	Wimm-Bill-Dann Foods OJSC, ADR (a)(c)(d)	80,585
		2,151,430
Turkey: 28.75%
14,958	Aksigorta AS	51,843
562	Bagfas Bandirma Gubre Fabrikalari AS	51,353
2,676	BIM Birlesik Magazalar AS	83,790
14,668	Enka Insaat ve Sanayi AS	101,099
63,887	GSD Holding AS (a)	50,325
75,260	Hurriyet Gazetecilik ve Matbaacilik SA (a)	77,661
35,169	Koza Davetiyeleri (a)	40,169
19,129	Sekerbank TAS	28,629
23,864	Tekfen Holding AS	134,405
19,249	Tofas Turk Otomobil Fabrikasi AS	40,636
15,098	Turk Telekomunikasyon AS (a)	45,431
20,358	Turkcell Iletisim Hizmetleri AS	133,101
26,603	Turkiye Garanti Bankasi AS (a)	64,124
18,726	Turkiye Halk Bankasi AS	84,816
47,171	Turkiye Is Bankasi AS, Class C	198,791
		1,186,173
	Total Common Stocks (Cost $6,056,746)	3,851,269
Contracts
OPTIONS PURCHASED-CALLS: 0.13%
Turkey: 0.13%
5	Istanbul Stock Exchange National 30 Index Expiration: December 2008 at 52,949 TRL	5,201
	Total Options Purchased (Cost $22,411)	5,201
	Total Investments: 93.47% (Cost $6,079,157)	3,856,470
	Net Other Assets and Liabilities: 6.53%	269,292
	Net Assets: 100.00%	$4,125,762

(a)	Non-income producing security.

(b)	GDR - Global Depositary Receipt.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,130,506, representing 27.40% of net assets.

(d)	ADR - American Depositary Receipt.

Percentages are stated as a percent of net assets.

Currency Abbreviations:

TRL-Turkish Lira

Forward Emerging Markets Fund (a)

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 91.29%
Argentina: 0.00% (b)
128	Banco Macro SA, ADR (c)	$2,368
Bahrain: 0.03%
1,364	Gulf Finance House E.C., Sponsored GDR (d)(e)	33,350
Brazil: 11.43%
191,126	Banco do Brasil SA	2,247,832
43,652	Companhia de Saneamento Basico do Estado de Sao Paulo	604,921
56,243	Global Village Telecom Holding SA (f)	834,970
75,129	Lojas Renner SA	876,090
109,605	Petroleo Brasileiro SA, ADR (c)	4,101,419
32,584	Unibanco-Uniao de Bancos Brasileiros SA, GDR (d)	3,288,378
		11,953,610
Chile: 1.00%
93,468	Empresas Copec SA	1,049,157
China: 17.31%
443	Bosideng International Holdings, Ltd. (g)	55
2,151,000	China CITIC Bank (g)	967,013
3	China Construction Bank Corp. (g)	2
543,436	China Life Insurance Co. (g)	2,024,490
269,750	China Mobile, Ltd. (g)	2,702,267
2,636,000	China Petroleum & Chemical Corp. (g)	2,080,392
400	Great Wall Motor Co., Ltd. (g)	169
74,744	Gushan Environmental Energy, Ltd., ADR (c)	381,942
3,717,000	Huadian Power International Co., Ltd. (g)	932,882
1,836,431	Industrial & Commercial Bank of China, Ltd. (g)	1,109,921
1,596,000	Lenovo Group, Ltd. (g)	704,391
988,000	PetroChina Co., Ltd. (g)	1,025,631
53,581	Shanda Interactive Entertainment, Ltd., Sponsored ADR (c)(f)	1,368,995
502,000	Shanghai Industrial Holdings, Ltd. (g)	1,147,505
22,081	Suntech Power Holdings Co., Ltd., ADR (c)(f)	792,045
1,916,000	Zhejiang Expressway Co., Ltd. (g)	1,137,457
1,542,000	Zijin Mining Group Co., Ltd. (g)	779,733
250,000	ZTE Corp. (g)	946,953
		18,101,843
Egypt: 1.26%
12,600	Orascom Construction Industries Co., GDR (d)(e)(g)	1,314,892
Hong Kong: 0.69%
15,797	China Netcom Group Corp. (Hong Kong), Ltd., Sponsored ADR (c)	718,448

India: 1.70%
39,515	ICICI Bank, Ltd., Sponsored ADR (c)	929,393
14,054	State Bank of India, GDR (d)(e)(g)	849,193
		1,778,586
Indonesia: 3.41%
969,213	PT Bank Rakyat Indonesia Tbk (g)	547,600
2,413,500	PT Bumi Resources Tbk (g)	802,655
36	PT Indika Energy Tbk (f)	8
4,483,500	PT Perusahaan Gas Negara (g)	1,015,905
40,480	PT Telekomunikasi Indonesia, Sponsored ADR (c)	1,205,495
		3,571,663
Israel: 0.85%
57,919	Israel Chemicals, Ltd.	891,414
Kazakhstan: 1.33%
88,089	KazMunaiGas Exploration & Production, GDR (d)(e)(g)	1,393,189
Malaysia: 1.67%
919,800	Gamuda Bhd (g)	574,404
152,100	Kuala Lumpur Kepong Bhd (g)	426,803
455,500	TM International Bhd (f)(g)	745,949
		1,747,156
Mexico: 4.25%
60,876	America Movil SA de CV, ADR, Series L (c)	2,822,212
508,627	Grupo Financiero Banorte SAB de CV	1,623,104
1	Grupo Mexico SAB de CV Series B	1
		4,445,317
Philippines: 1.72%
3,365,902	Ayala Land, Inc. (g)	677,773
19,413	Philippine Long Distance Telephone Co. (g)	1,117,536
		1,795,309
Russia: 9.62%
29,837	LUKOIL (g)	1,780,982
31,816	Mobile TeleSystems OJSC, Sponsored ADR (c)	1,782,014
30,678	Novolipetsk Steel OJSC, GDR, Registered Shares (d)(e)(g)	578,461
143,261	OAO Gazprom, Sponsored ADR (c)(e)(g)	4,578,107
703,895	Sberbank (g)	1,101,948
14,111	Sistema JSFC, Sponsored GDR (d)(e)(g)	233,565
		10,055,077
Slovakia: 0.00% (b)
525	Chirana Prema AS (f)(g)(h)	0
South Africa: 6.04%
33,409	AngloGold Ashanti, Ltd., Sponsored ADR (c)	771,748
93,794	Aveng, Ltd. (g)	716,283
35,564	Impala Platinum Holdings, Ltd. (g)	726,017
165,156	MTN Group, Ltd. (g)	2,330,431
153,770	Standard Bank Group, Ltd. (g)	1,767,432
		6,311,911

South Korea: 13.31%
12,857	Daelim Industrial Co. (g)	798,766
2,626	DC Chemical Co., Ltd. (g)	722,010
42,580	Hana Financial Group, Inc. (g)	1,001,371
1	Hanjin Heavy Industries & Construction Co., Ltd. (f)(g)	16
12,567	Hyundai Department Store Co., Ltd. (g)	977,178
14,810	Hyundai Motor Co. (g)	926,801
14,082	LG Corp. (g)	733,270
48,300	LG Dacom Corp. (g)	857,903
5,836	LG Electronics, Inc. (g)	539,998
5,311	NHN Corp. (f)(g)	681,254
2,300	POSCO (g)	862,821
20,892	Samsung Corp. (g)	925,910
5,896	Samsung Electronics Co., Ltd. (g)	2,701,863
6,503	Samsung Fire & Marine Insurance Co., Ltd. (g)	1,138,390
13,808	SK Energy Co., Ltd. (g)	1,046,199
		13,913,750
Taiwan: 11.68%
1,072,548	AU Optronics Corp. (g)	1,213,120
607,359	Cathay Financial Holding Co., Ltd. (g)	838,670
1,699,089	Chinatrust Financial Holding Co., Ltd. (g)	932,412
725,000	Chunghwa Telecom Co., Ltd. (f)(g)	1,705,514
490,769	Hon Hai Precision Industry Co., Ltd. (g)	1,757,785
756,000	Nan Ya Plastics Corp. (g)	1,120,228
947,842	Siliconware Precision Industries Co. (g)	1,077,903
861,570	Taiwan Cement Corp. (g)	514,911
373,000	Taiwan Fertilizer Co., Ltd. (g)	696,695
1,404,000	Taiwan Semiconductor Manufacturing Co., Ltd. (g)	2,354,552
		12,211,790
Thailand: 2.49%
345,000	Bangkok Bank Pcl, Non-Voting Depository Receipt (g)	1,053,858
475,100	Kasikornbank Pcl (g)	885,231
3,685,900	Krung Thai Bank Pcl, Non-Voting Depository Receipt (g)	667,664
		2,606,753
Turkey: 1.50%
660,879	Turkiye Garanti Bankasi AS (f)(g)	1,564,089
	Total Common Stocks (Cost $113,886,497)	95,459,672
INVESTMENT HOLDING COMPANIES: 0.34%
Vietnam: 0.34%
9,858	Vietnam Growth Fund, Ltd. (f)	152,799
26,000	Vietnam Resource Investments Holdings, Ltd. (f)	201,500
		354,299
	Total Investment Holding Companies (Cost $533,695)	354,299

LOAN PARTICIPATION NOTES: 5.17%
India: 3.01%
54,351	Bharti Airtel Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 03/17/11 (f)	908,280
50,614	Ranbaxy Laboratories, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 01/28/09 (f)	266,299
32,298	Reliance Industries, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 07/15/09 (f)	1,340,575
195,380	Suzlon Energy, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 09/30/10 (f)	632,754
		3,147,908
United Arab Emirates: 2.16%
268,868	Arabtec Holding Co. (Loan Participation Notes issued by HSBC Bank Plc), expiring 08/19/11 (f)	914,984
24,600	Emaar Properties PJSC (Loan Participation Notes issued by Deutsche Bank AG London), expiring 02/19/10 (f)	51,904
612,514	Emaar Properties PJSC (Loan Participation Notes issued by HSBC Bank Plc), expiring 04/27/09 (f)	1,292,344
		2,259,232
	Total Loan Participation Notes (Cost $7,753,474)	5,407,140
PREFERRED STOCKS: 1.95%
Brazil: 1.95%
66,781	Companhia Energetica de Minas Gerais, Preference	1,309,019
34,461	Usinas Siderurgicas de Minas Gerais SA, Preference	730,184
		2,039,203
	Total Preferred Stocks (Cost $2,475,191)	2,039,203

Contracts
OPTIONS PURCHASED-CALLS: 0.00% (b)
South Korea: 0.00% (b)
15	Korea Composite Stock Price 200 Index Expiration: December 2008 at: 210 KRW	3,691
	Total Options Purchased-Calls (Cost $14,452)	3,691

Shares
WARRANTS: 0.00%(b)
Vietnam: 0.00%(b)
2,600	Vietnam Resource Investments Holdings, Ltd., Warrants, Expiring (06/18/10) (f)(g)(h)	0
	Total Warrants (Cost $0)	0
	Total Investments: 98.75% (Cost $124,663,309)	103,264,005
	Net Other Assets and Liabilities: 1.25%	1,306,073
	Net Assets: 100.00%	$104,570,078

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b)	Amount represents less than 0.01%.

(c)	ADR - American Depositary Receipt.

(d)	GDR - Global Depositary Receipt.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $8,980,757, representing 8.59% of net assets.

(f)	Non-income producing security.

(g)	Fair valued security.

(h)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages stated as a percent of net assets.

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities are as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
05/08/96-05/10/96	Chirana Prema AS (g)	$16,311	$0	0.00%
06/27/08	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10) (g)	0	0	0.00%

Currency Abbreviations:

KRW-Korean Won

Forward International Equity Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.31%
Australia: 1.83%
95,871	Centennial Coal Co., Ltd (a)	$283,767
21,973	MacArthur Coal, Ltd. (a)	186,033
15,995	Orica, Ltd. (a)	270,129
14,687	United Group, Ltd. (a)	151,638
		891,567
Austria: 1.26%
8,464	Raiffeisen International Bank Holding AG (a)	611,320
Belgium: 1.09%
9,163	Delhaize Group (a)	532,225
Brazil: 3.03%
30,016	BM&F BOVESPA SA	132,185
20,543	Companhia de Saneamento de Minas Gerais - Copasa MG	218,072
15,027	Petroleo Brasileiro SA, ADR (b)	562,310
2,958	Unibanco-Uniao de Bancos Brasileiros SA, GDR (c)	298,521
63,735	Vivo Participacoes SA, ADR (b)(d)	263,863
		1,474,951
Canada: 2.60%
8,699	Addax Petroleum Corp.	236,142
103,926	Equinox Minerals, Ltd. (a)(d)	251,171
20,889	ShawCor, Ltd.	420,038
432	Suncor Energy, Inc. (Canadian Dollars)	17,860
8,086	Suncor Energy, Inc. (U.S. Dollars)	341,795
		1,267,006
China: 1.93%
24,000	China Mobile, Ltd. (a)	240,424
58,000	Citic Pacific, Ltd. (a)	169,541
620,000	Industrial & Commercial Bank of China, Ltd. (a)	374,722
370,000	Keck Seng Investments (a)	154,955
		939,642
Egypt: 1.01%
13,708	Orascom Telecom Holding SAE, GDR, Registered Shares (a)(c)(e)	489,584
Finland: 1.17%
20,849	Kone Corp. Oyj (a)	567,408

France: 7.66%
23,156	Air France-KLM (a)	530,166
9,679	Electricite de France (a)	699,919
10,617	Saft Groupe SA (a)	420,437
14,457	Societe Generale (a)	1,298,663
12,803	Total SA (a)	777,778
		3,726,963
Germany: 5.34%
5,308	Allianz SE (a)	731,343
15,081	Daimler AG (a)	761,504
26,520	Deutsche Post AG (a)	556,318
10,610	Fresenius Medical Care AG & Co. (a)	548,191
		2,597,356
Greece: 1.84%
22,124	National Bank of Greece SA (a)	896,562
Hong Kong: 4.58%
43,335	Cheung Kong Holdings, Ltd. (a)	490,921
564,650	Hutchison Telecommunications International, Ltd. (a)(d)	630,566
35,000	Jardine Matheson Holdings, Ltd. (a)	914,354
59,446	Kerry Properties, Ltd. (a)	192,668
		2,228,509
India: 0.36%
2,868	State Bank of India, GDR (a)(c)(e)	173,295
Indonesia: 0.43%
632,500	PT Bumi Resources Tbk (a)	210,350
Italy: 8.26%
39,963	Astaldi SpA (a)	270,041
43,615	Banco Popolare Scarl (a)	677,530
43,821	Danieli & Co., SpA, Non-Voting Shares (a)	648,830
44,727	Enia SpA (a)	420,068
50,551	Fondiaria-Sai SpA (a)	852,349
37,173	Mediaset SpA (a)	236,080
4,283	Prysmian SpA (a)	84,250
221,331	UniCredit SpA (a)	827,612
		4,016,760
Japan: 12.35%
104,000	Aioi Insurance Co., Ltd. (a)	518,744
81	Astellas Pharma, Inc. (a)	3,404
88	Central Japan Railway Co. (a)	829,798
44,000	Daiwa Securities Group, Inc. (a)	320,484
7,700	IBIDEN Co., Ltd. (a)	187,450
182,000	Isuzu Motors, Ltd. (a)	505,783
129,000	ITOCHU Corp. (a)	777,117
262	Japan Tobacco, Inc. (a)	987,500
29,000	Mitsubishi Estate Co., Ltd. (a)	571,449
22,720	SUMCO Corp. (a)	359,609
58,000	Sumitomo Heavy Industries, Ltd. (a)	276,530
50	Sumitomo Mitsui Financial Group, Inc. (a)	313,483
6,800	T&D Holdings, Inc. (a)	359,187
		6,010,538

Kazakhstan: 1.63%
50,296	KazMunaiGas Exploration & Production, GDR (a)(c)(e)	795,466
Malaysia: 0.33%
655,400	Sunway Holdings, Inc. Bhd (a)(d)	159,562
Mexico: 1.83%
5,457	America Movil SA de CV, ADR, Series L (b)	252,987
5,434	Coca-Cola Femsa, SA de CV, Sponsored ADR (b)	274,200
16,679	Grupo Televisa SA, Sponsored ADR (b)	364,769
		891,956
Netherlands: 2.23%
36,820	Royal Dutch Shell Plc, Class A (a)	1,084,794
Norway: 1.86%
677,048	Marine Harvest (a)(d)	337,858
45,334	Telenor ASA (a)	564,520
		902,378
Philippines: 0.40%
971,740	Ayala Land, Inc. (a)	195,674
Russia: 1.30%
10,107	OAO Gazprom, Sponsored ADR (a)(b)(e)	322,983
45,048	Rosneft Oil Co., GDR (a)(c)	311,773
		634,756
Singapore: 1.68%
39,000	City Developments, Ltd. (a)	243,869
187,896	Indofood Agri Resources, Ltd. (a)(d)	104,459
205,000	Singapore Telecommunications, Ltd. (a)	468,567
		816,895
South Africa: 1.55%
16,859	Impala Platinum Holdings, Ltd. (a)	344,166
29,046	MTN Group, Ltd. (a)	409,853
		754,019
South Korea: 0.61%
1,682	Samsung Fire & Marine Insurance Co., Ltd. (a)	294,444
Spain: 5.67%
59,467	Banco Santander SA (a)	891,658
73,594	Sol Melia SA (a)	643,120
51,461	Telefonica SA (a)	1,223,608
		2,758,386
Sweden: 2.15%
6,403	Millicom International Cellular SA	439,694
16,872	Modern Times Group AB, Class B (a)	607,792
		1,047,486

Switzerland: 6.25%
14,416	Bank Sarasin & Co., Ltd., AG (a)	552,072
6,986	Compagnie Financiere Richemont SA (a)	308,665
11,615	Julius Baer Holding, Ltd.(a)	577,619
5,673	Roche Holding AG (a)	888,062
2,588	Zurich Financial Services AG (a)	716,670
		3,043,088
Taiwan: 1.56%
112,234	Cathay Financial Holding Co., Ltd. (a)	154,978
3,259	Cathay Financial Holding Co., Ltd., GDR (a)(c)(e)	45,160
29,944	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (b)	280,576
310,200	Uni-President Enterprises Corp. (a)	279,979
		760,693
Thailand: 0.63%
99,200	Bangkok Bank Public Co., Ltd. (a)	303,928
Turkey: 2.44%
229,691	Aksigorta AS (a)	782,360
39,228	Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	402,845
		1,185,205
United Arab Emirates: 1.37%
941,067	DP World, Ltd.	668,158
United Kingdom: 8.08%
175,453	BBA Aviation Plc (a)	360,994
25,625	BHP Billiton Plc (a)	580,508
16,944	Carnival Plc (a)	505,012
107,421	International Power Plc (a)	695,082
26,614	London Stock Exchange Group Plc (a)	421,420
25,881	Oilexco, Inc. (a)(d)	258,198
48,286	Raymarine Plc (a)	94,687
19,512	Tullow Oil Plc (a)	249,464
40,351	Whitbread Plc (a)	763,188
		3,928,553
	Total Common Stocks (Cost $59,364,441)	46,859,477
MUTUAL FUNDS: 1.54%
Canada: 1.54%
28,464	iShares MSCI Canada Index Fund (f)	749,742
	Total Mutual Funds (Cost $594,487)	749,742
	Total Investments: 97.85% (Cost $59,958,928)	47,609,219
	Net Other Assets and Liabilities: 2.15%	1,044,119
	Net Assets: 100.00%	$48,653,338

(a)	Fair valued security.

(b)	ADR - American Depositary Receipt.

(c)	GDR - Global Depositary Receipt.

(d)	Non-income producing security.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,826,488, representing 3.75% of net assets.

(f)	Investment in other funds is calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.17%
Australia: 3.51%
3,224,553	Boart Longyear Co. (a)	$2,908,524
671,290	Centennial Coal Co., Ltd. (a)	1,986,942
1,341,414	Kagara, Ltd. (a)	2,977,375
1,556,685	Metcash, Ltd. (a)	4,983,060
2,685,100	Sigma Pharmaceuticals, Ltd. (a)	2,599,120
2,817,018	Sunland Group, Ltd. (a)	5,499,711
		20,954,732
Austria: 2.08%
273,708	Conwert Immobilien Invest AG (a)(b)	2,581,640
160,384	Intercell AG (a)(b)	5,281,723
124,872	RHI AG (a)(b)	4,540,733
		12,404,096
Belgium: 4.72%
48,260	Bekaert SA (a)	6,443,535
66,191	EVS Broadcast Equipment SA (a)	4,736,319
338,248	Ion Beam Applications (a)	6,877,673
486,593	Telenet Group Holding NV (a)(b)	10,065,809
		28,123,336
China: 0.37%
683,413	Sino Gold Mining, Ltd. (a)(b)	2,187,330
Denmark: 1.69%
31,708	SimCorp AS (a)	3,698,227
99,340	TrygVesta AS (a)	6,387,330
		10,085,557
Finland: 1.41%
240,535	Elisa Oyj (a)	4,719,881
1,551,689	Ruukki Group Oyj	3,669,896
		8,389,777
France: 6.85%
72,864	bioMerieux SA (a)	6,315,502
1,042,797	Bull SA (a)(b)	3,096,109
131,164	Bureau Veritas SA (a)	6,710,501
153,500	Etablissements Maurel et Prom (a)	2,452,849
78,893	Iliad SA (a)	6,573,299
135,695	Sechilienne-Sidec (a)	7,765,350
102,930	Virbac SA (a)	7,908,597
		40,822,207

Germany: 6.19%
33,415	Bijou Brigitte Modische Accessoires AG (a)	3,262,085
91,509	Escada AG (a)(b)	1,066,151
56,600	Fuchs Petrolub AG (a)	3,173,323
227,453	GEA Group AG (a)	4,495,937
110,721	Gerresheimer AG (a)	4,848,979
388,530	Kontron AG (a)	3,989,826
64,925	Pfeiffer Vacuum Technology AG (a)	5,208,340
121,673	Sfc Smart Fuel Cell AG (a)(b)	1,121,801
128,527	Software AG (a)	7,364,451
239,099	Vivacon AG (a)	2,351,204
		36,882,097
Greece: 1.77%
149,859	Fourlis Holdings SA (a)	2,892,496
191,969	JUMBO SA (a)	3,104,616
252,643	Lamda Development SA (a)(b)	2,048,730
758,513	Michaniki SA (a)	2,487,941
		10,533,783
Hong Kong: 3.73%
4,998,520	China Green Holdings, Ltd. (a)	4,029,149
5,418,433	China Infrastructure Machinery Holdings, Ltd. (a)	4,033,234
2,306,100	China Insurance International Holdings Co., Ltd. (a)	4,436,826
6,087,638	Fushan International Energy Group, Ltd. (a)(b)	2,350,038
1,000,000	Moulin Global Eyecare Holdings, Ltd. (a)(b)(c)	0
10,955,468	Prime Success International Group, Ltd. (a)	4,842,932
7,327,007	Shun TAK Holdings, Ltd. (a)	2,522,842
		22,215,021
Ireland: 0.54%
174,826	FBD Holdings Plc (a)	2,881,830
174,826	FBD Holdings Plc, Class A (b)	369,179
		3,251,009
Italy: 3.82%
423,480	ACEA SpA (a)	6,064,993
239,133	Danieli & Co., SpA, Non-Voting Shares (a)	3,540,689
36,678	Danieli & Co., SpA, Voting Shares (a)	807,403
485,613	Enia SpA (a)	4,560,796
901,080	Impregilo SpA (a)(b)	3,479,090
220,203	Prysmian SpA (a)	4,331,551
		22,784,522
Japan: 21.07%
298,000	Aeon Delight Co., Ltd.	6,864,745
198,000	Air Water, Inc. (a)	1,995,047
1,029,600	Citizen Watch Co., Ltd. (a)	7,135,926
682	Dena Co., Ltd. (a)	2,747,849
443,000	Don Quijote Co., Ltd. (a)	7,923,454
197,000	Fuji Seal International, Inc. (a)	3,194,661
172,400	Hamamatsu Photonics K.K. (a)	4,207,920
1,358	Internet Initiative Japan, Inc. (a)	3,234,627
4,190,000	Ishihara Sangyo Kaisha, Ltd. (a)(b)	5,659,086
448,000	Izumi Co., Ltd. (a)	6,261,899
983,000	Kitz Corp. (a)	4,616,391
240,500	Kobayashi Pharmaceutical Co., Ltd. (a)	7,348,688
690,000	Kyorin Co., Ltd.	7,999,342
1,783	MID REIT, Inc. (a)	4,211,733

613,000	Mitsui Mining Co., Ltd. (a)	1,389,991
321,000	Nabtesco Corp. (a)	2,584,742
662,000	NAMCO BANDAI Holdings, Inc. (a)	7,277,756
433,000	Nihon Kohden Corp. (a)	8,108,749
318,070	Nippon Seiki Co., Ltd. (a)	2,945,679
1,435,000	NITTO BOSEKI Co., Ltd. (a)	3,089,927
7,730	Pacific Golf Group International Holdings KK (a)	5,109,292
680,000	Shinko Plantech Co., Ltd. (a)	5,531,111
135,000	Sysmex Corp. (a)	5,965,779
131,581	The Tokyo Tomin Bank, Ltd. (a)	2,165,175
372,000	Yamaguchi Financial Group, Inc. (a)	4,539,753
639,556	The Yokohama Rubber Co., Ltd. (a)	3,474,616
		125,583,938
Netherlands: 2.54%
170,040	CSM NV (a)	4,327,686
82,137	Fugro NV (a)	4,850,376
83,484	Nutreco Holding NV (a)	3,929,800
24,492	Smit Internationale NV (a)	2,123,849
		15,231,711
Portugal: 0.93%
651,551	Jeronimo Martins SGPS, SA (a)	5,556,707
Singapore: 4.00%
4,607,000	ASL Marine Holdings, Ltd. (a)	2,733,067
7,637,955	ComfortDelGro Corp., Ltd. (a)	8,040,623
2,508,000	KS Energy Services, Ltd. (a)	2,611,769
3,700,309	MobileOne, Ltd. (a)	4,747,037
3,336,266	Parkway Holdings, Ltd. (a)	4,419,331
743,177	UOL Group, Ltd. (a)	1,314,376
		23,866,203
Spain: 3.64%
249,826	Grifols SA (a)	6,383,360
207,331	Prosegur Cia de Seguridad SA (a)	7,211,708
117,108	Tecnicas Reunidas SA (a)	5,000,068
486,669	Tubacex SA (a)	3,081,376
		21,676,512
Sweden: 4.45%
164,668	B&B Tools AB (a)	2,828,314
343,971	Hexagon AB (a)	3,937,618
300,300	Intrum Justitia AB (a)	3,230,244
796,947	Kappahl Holding AB (a)(b)	4,189,088
143,520	Oriflame Cosmetics SA (a)	6,648,688
370,120	Saab AB (a)	5,700,681
		26,534,633
Switzerland: 4.75%
13,018	Banque Cantonale Vaudoise (a)	3,891,041
56,122	BKW FMB Energie AG (a)	5,784,150
20,117	Helvetia Holding AG (a)	5,042,927
56,810	Partners Group Holding AG (a)	7,115,086
339,149	Temenos Group AG (a)(b)	6,465,311
		28,298,515

United Kingdom: 17.11%
717,883	Aggreko Plc (a)	7,061,157
1,069,300	Carillion Plc (a)	4,995,757
604,274	Charter Plc (a)	6,735,558
145,483	Forth Ports Plc (a)	3,709,910
1,214,290	Inchcape Plc (a)	4,101,748
539,560	Informa Plc (a)	3,042,843
2,539,994	Invista Real Estate Investment Management Holdings Plc (a)	2,117,866
1,684,133	Meggitt Plc (a)	5,666,673
143,270	Micro Focus International Plc (a)	730,767
1,993,090	Mitie Group Plc (a)	7,396,486
1,035,384	Mouchel Group Plc (a)	5,719,941
289,284	Premier Oil Plc (a)(b)	5,047,195
2,544,554	PV Crystalox Solar Plc (a)	7,008,290
2,300,960	QinetiQ Plc (a)	8,559,057
1,545,692	RPS Group Plc (a)	6,781,776
1,037,468	Serco Group Plc (a)	6,766,007
1,077,252	St. James’s Place Capital Plc (a)	4,192,335
1,573,139	Stagecoach Group Plc (a)	7,148,877
475,529	Venture Production Plc (a)	5,209,194
		101,991,437
	Total Common Stocks (Cost $724,700,027)	567,373,123
	Total Investments: 95.17% (Cost $724,700,027)	567,373,123
	Net Other Assets and Liabilities: 4.83%	28,791,378
	Net Assets: 100.00%	$596,164,501

(a)	Fair valued security.

(b)	Non-income producing security.

(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
05/15/03 – 03/07/05	Moulin Global Eyecare Holdings, Ltd. (c)	$613,587	$0	0.00%

Forward Large Cap Equity Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.28%
Consumer Discretionary: 10.78%
6,947	McDonald’s Corp.	$428,631
5,646	Nike, Inc., Class B	377,717
12,924	TJX Cos., Inc.	394,440
18,833	The Walt Disney Co.	577,985
		1,778,773
Consumer Staples: 13.33%
11,660	Avon Products, Inc.	484,706
10,180	The Coca-Cola Co.	538,318
8,361	Procter & Gamble Co.	582,678
9,930	Wal-Mart Stores, Inc.	594,708
		2,200,410
Energy: 12.27%
6,800	ConocoPhillips Corp.	498,100
5,140	Exxon Mobil Corp.	399,172
4,050	National Oilwell Varco, Inc. (a)	203,432
5,940	Occidental Petroleum Corp.	418,473
4,660	Schlumberger, Ltd.	363,899
1,290	Transocean, Inc. (a)	141,694
		2,024,770
Financials: 15.56%
12,913	ACE, Ltd.	698,981
8,439	Bank of America Corp.	295,365
11,521	The Bank of New York Mellon Corp.	375,354
16,690	Hudson City Bancorp, Inc.	307,931
8,460	JPMorgan Chase & Co.	395,082
8,844	MetLife, Inc.	495,264
		2,567,977
Health Care: 14.06%
5,394	Genzyme Corp. (a)	436,321
10,541	Gilead Sciences, Inc. (a)	480,458
10,566	Johnson & Johnson	732,013
11,360	St. Jude Medical, Inc. (a)	494,047
3,233	Thermo Fisher Scientific, Inc. (a)	177,815
		2,320,654
Industrials: 9.69%
6,378	3M Co.	435,681
4,350	CSX Corp.	237,380
16,990	General Electric Co.	433,245
11,874	Honeywell International, Inc.	493,364
		1,599,670
Information Technology: 13.45%
2,048	Apple, Inc. (a)	232,776
14,910	Cisco Systems, Inc. (a)	336,370
397	Google, Inc., Class A (a)	159,006
8,910	Intel Corp.	166,884

3,570	International Business Machines Corp.	417,547
3,575	MEMC Electronic Materials, Inc. (a)	101,030
19,467	Microsoft Corp.	519,574
14,130	Oracle Corp. (a)	286,980
		2,220,167
Materials: 2.57%
3,302	Freeport-McMoRan Copper & Gold, Inc., Class B	187,719
2,380	Monsanto Co.	235,572
		423,291
Telecommunications : 3.90%
11,723	AT&T, Inc.	327,306
7,780	Embarq Corp.	315,479
		642,785
Utilities: 2.67%
6,570	FirstEnergy Corp.	440,124
	Total Common Stocks (Cost $16,749,256)	16,218,621
	Total Investments: 98.28% (Cost $16,749,256)	16,218,621
	Net Other Assets and Liabilities: 1.72%	284,627
	Net Assets: 100.00%	$16,503,248

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Banking and Finance Fund (a)

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.33%
Financial Services: 96.33%
Banks Regional: 58.24%
6,800	Arrow Financial Corp.	$199,988
10,200	BancorpSouth, Inc.	286,926
27,500	Bank of Marin Bancorp	866,250
73,419	Bank of The Ozarks, Inc.	1,982,313
10,938	Camden National Corp.	382,283
84,240	Cascade Financial Corp.	630,958
32,512	CoBiz Financial, Inc.	390,469
84,767	Codorus Valley Bancorp, Inc.	1,078,236
34,400	Cullen/Frost Bankers, Inc.	2,064,000
12,300	East West Bancorp, Inc.	168,510
15,016	Eastern Virginia Bankshares, Inc.	189,202
25,089	Encore Bancshares, Inc. (b)	451,602
61,446	Enterprise Financial Services Corp.	1,386,222
24,400	First Financial Bankshares, Inc.	1,265,872
192,638	First Security Group, Inc.	1,410,110
26,000	Fulton Financial Corp.	283,660
36,894	Gateway Financial Holdings, Inc.	197,383
45,600	Glacier Bancorp, Inc.	1,129,512
86,945	Harleysville National Corp.	1,476,326
25,778	Heartland Financial USA, Inc.	645,997
18,900	IBERIABANK Corp.	998,865
33,000	Independent Bank Corp.	1,028,610
63,100	International Bancshares Corp.	1,703,700
34,138	Lakeland Financial Corp.	749,670
137,813	MetroCorp Bancshares, Inc.	1,739,889
6,000	NBT Bancorp, Inc.	179,520
78,300	Pinnacle Financial Partners, Inc. (b)	2,411,640
43,310	Princeton National Bancorp, Inc.	1,104,405
77,700	PrivateBancorp, Inc.	3,236,982
96,469	Prosperity Bancshares, Inc.	3,278,981
44,445	Signature Bank (b)	1,550,242
144,352	Smithtown Bancorp, Inc.	3,247,920
18,400	Southside Bancshares, Inc.	463,680
66,700	Southwest Bancorp, Inc.	1,178,589
90,300	Sterling Bancshares, Inc.	943,635
50,934	SVB Financial Group (b)	2,950,097
94,316	Tamalpais Bancorp	1,108,213
210,711	Texas Capital Bancshares, Inc. (b)	4,374,361
17,906	United Community Banks, Inc.	237,437
22,940	Valley National Bancorp	480,822
65,000	Washington Trust Bancorp, Inc.	1,729,000
37,200	Webster Financial Corp.	939,300
145,272	Wilshire Bancorp, Inc.	1,767,960
91,300	Yadkin Valley Financial Corp.	1,548,448
7,900	Zions Bancorporation	305,730
		55,743,515
Diversified Financial Services: 3.53%
36,900	Duff & Phelps Corp., Class A (b)	776,007
52,134	Stifel Financial Corp. (b)	2,601,487

		3,377,494
Financial Data Processing Services: 3.39%
21,300	Advent Software, Inc. (b)	750,399
69,633	Cass Information Systems, Inc.	2,496,339
		3,246,738
Financial Information Services: 1.63%
12,507	Factset Research Systems, Inc.	653,491
151,800	TheStreet.com, Inc.	909,282
		1,562,773
Financial Miscellaneous: 0.20%
21,755	Sanders Morris Harris Group, Inc.	188,181
Insurance Carriers: Property & Casualty: 10.58%
20,600	Amtrust Financial Services, Inc.	279,954
23,483	Erie Indemnity Co., Class A	992,626
203,552	Meadowbrook Insurance Group, Inc.	1,437,077
74,230	Mercer Insurance Group, Inc.	1,192,134
38,400	The Navigators Group, Inc. (b)	2,227,200
61,222	Philadelphia Consolidated Holding Corp. (b)	3,585,772
28,585	United America Indemnity, Ltd., Class A (b)	406,765
		10,121,528
Insurance: Multi-Line: 3.26%
20,400	The Hanover Insurance Group, Inc.	928,608
81,050	HCC Insurance Holdings, Inc.	2,188,350
		3,116,958
Investment Management Companies: 2.82%
8,700	Affiliated Managers Group, Inc. (b)	720,795
32,400	Federated Investors, Inc., Class B	934,092
42,200	Waddell & Reed Financial, Inc., Class A	1,044,450
		2,699,337
Real Estate Investment Trusts: 5.29%
47,200	American Campus Communities, Inc.	1,599,136
37,600	FelCor Lodging Trust, Inc.	269,216
44,205	Hersha Hospitality Trust, Class A	328,885
3,600	Mid-America Apartment Communities, Inc.	176,904
49,800	National Retail Properties, Inc.	1,192,710
80,000	Urstadt Biddle Properties, Inc., Class A	1,500,000
		5,066,851
Savings & Loans: 4.52%
31,100	Berkshire Hills Bancorp, Inc.	995,200
42,700	Dime Community Bancshares, Inc.	649,894
33,500	First Niagara Financial Group, Inc.	527,625
25,261	HF Financial Corp.	359,843
113,800	Westfield Financial, Inc.	1,172,140
10,300	WSFS Financial Corp.	618,000
		4,322,702
Securities Brokerage & Service: 2.87%
13,600	Investment Technology Group, Inc. (b)	413,848
39,900	KBW, Inc. (b)	1,314,306
30,800	Raymond James Financial, Inc.	1,015,784
		2,743,938
	Total Common Stocks (Cost $77,290,409)	92,190,015

Total Investments: 96.33% (Cost $77,290,409)	92,190,015
Net Other Assets and Liabilities: 3.67%	3,510,895
Net Assets: 100.00%	$95,700,910

(a)	Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Bank and Finance Fund.

(b)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Growth Fund (a)

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 97.95%
Auto & Transportation: 4.01%
9,289	Allegiant Travel Co. (b)	$328,087
28,939	Amerigon, Inc. (b)	190,419
11,380	Genco Shipping & Trading, Ltd.	378,271
35,084	Hub Group, Inc., Class A (b)	1,320,913
30,704	Old Dominion Freight Line, Inc. (b)	870,151
48,615	Wabtec Corp.	2,490,547
		5,578,388
Consumer Discretionary: 13.35%
76,382	99 Cents Only Stores (b)	837,911
23,690	Aéropostale, Inc. (b)	760,686
33,225	Arbitron, Inc.	1,484,825
44,962	BJ’s Restaurants, Inc. (b)	536,846
50,541	California Pizza Kitchen, Inc. (b)	650,463
22,510	Capella Education Co. (b)	964,779
10,378	FTI Consulting, Inc. (b)	749,707
117,208	GSI Commerce, Inc. (b)	1,814,380
122,056	Iconix Brand Group, Inc. (b)	1,596,492
41,665	inVentiv Health, Inc. (b)	735,804
79,920	Marvel Entertainment, Inc. (b)	2,728,469
32,893	True Religion Apparel, Inc. (b)	850,284
66,579	Ulta Salon Cosmetics & Fragrance, Inc. (b)	884,169
86,740	United Online, Inc.	816,223
22,729	VistaPrint, Ltd. (b)	746,420
40,748	Waste Connections, Inc. (b)	1,397,656
281,262	The Wet Seal, Inc., Class A (b)	1,020,981
		18,576,095
Consumer Staples: 2.61%
114,524	Chiquita Brands International, Inc. (b)	1,810,624
64,849	Diamond Foods, Inc.	1,817,718
		3,628,342
Energy: 4.98%
17,855	Atlas Energy Resources LLC	460,659
17,635	Carrizo Oil & Gas, Inc. (b)	639,621
13,550	Comstock Resources, Inc. (b)	678,177
40,210	EXCO Resources, Inc. (b)	656,227
23,653	Hornbeck Offshore Services, Inc. (b)	913,479
28,446	Mariner Energy, Inc. (b)	583,143
29,183	Penn Virginia Corp.	1,559,540
15,724	T-3 Energy Services, Inc. (b)	583,675
32,210	Willbros Group, Inc. (b)	853,565
		6,928,086
Financial Services: 7.83%
29,891	Advent Software, Inc. (b)	1,053,060
14,800	Factset Research Systems, Inc.	773,300
66,130	National Retail Properties, Inc.	1,583,814
11,814	The Navigators Group, Inc. (b)	685,212
36,388	PrivateBancorp, Inc.	1,515,924
36,470	Prosperity Bancshares, Inc.	1,239,615

26,196	SVB Financial Group (b)	1,517,272
74,839	Texas Capital Bancshares, Inc. (b)	1,553,658
101,050	TheStreet.com, Inc.	605,290
30,144	Wilshire Bancorp, Inc.	366,852
		10,893,997
Health Care: 30.50% (c)
53,762	Alexion Pharmaceuticals, Inc. (b)	2,112,847
79,771	BioMarin Pharmaceutical, Inc. (b)	2,113,134
51,706	BioMimetic Therapeutics, Inc. (b)	571,868
7,799	Bio-Rad Laboratories, Inc., Class A (b)	773,037
56,553	Bio-Reference Laboratories, Inc. (b)	1,634,382
84,701	Celera Corp. (b)	1,308,630
18,270	Cepheid, Inc. (b)	252,674
74,740	Conceptus, Inc. (b)	1,239,189
69,677	Eclipsys Corp. (b)	1,459,733
27,037	Gen-Probe, Inc. (b)	1,434,313
21,280	Haemonetics Corp. (b)	1,313,402
33,710	Illumina, Inc. (b)	1,366,266
57,136	Immucor, Inc. (b)	1,826,067
48,406	Kendle International, Inc. (b)	2,164,231
37,295	Luminex Corp. (b)	932,748
42,430	Martek Biosciences Corp.	1,333,151
47,228	Masimo Corp. (b)	1,756,882
97,367	Medarex, Inc. (b)	629,964
26,379	Myriad Genetics, Inc. (b)	1,711,470
66,152	Omnicell, Inc. (b)	869,899
24,649	Onyx Pharmaceuticals, Inc. (b)	891,801
18,537	OSI Pharmaceuticals, Inc. (b)	913,689
62,610	Perrigo Co.	2,407,980
108,469	Phase Forward, Inc. (b)	2,268,087
73,761	Psychiatric Solutions, Inc. (b)	2,799,230
45,099	RTI Biologics, Inc. (b)	421,676
29,087	Sangamo Biosciences, Inc. (b)	223,970
71,450	Sequenom, Inc. (b)	1,901,999
104,303	Thoratec Corp. (b)	2,737,954
62,343	Volcano Corp. (b)	1,077,910
		42,448,183
Materials & Processing: 5.50%
50,103	Airgas, Inc.	2,487,613
8,834	Compass Minerals International, Inc.	462,813
7,660	Energy Conversion Devices, Inc. (b)	446,195
28,930	Greif, Inc., Class A	1,898,387
35,821	Koppers Holdings, Inc.	1,340,064
25,359	MYR Group, Inc. (b)	321,045
17,556	Rock-Tenn Co., Class A	701,889
		7,658,006
Producer Durables: 6.95%
24,460	Actuant Corp., Class A	617,370
30,050	American Ecology Corp.	831,484
15,874	Axsys Technologies, Inc. (b)	935,614
109,917	Environmental Tectonics Corp. (b)	208,842
18,123	FEI Co. (b)	431,509
11,355	Itron, Inc. (b)	1,005,258
52,460	Kennametal, Inc.	1,422,715
42,677	Met-Pro Corp.	622,657
72,869	SBA Communications Corp., Class A (b)	1,885,121
150,854	Smith & Wesson Holding Corp. (b)	564,194
41,846	Thermadyne Holdings Corp. (b)	697,573

18,254	Varian Semiconductor Equipment Association, Inc. (b)	458,540
		9,680,877
Technology: 20.57%
75,730	Ansys, Inc. (b)	2,867,894
24,260	Atheros Communications, Inc. (b)	572,051
58,969	Blackboard, Inc. (b)	2,375,861
191,790	Brocade Communications Systems, Inc. (b)	1,116,218
68,526	Cavium Networks, Inc. (b)	964,846
25,929	Data Domain, Inc. (b)	577,439
8,707	Ebix, Inc. (b)	818,110
60,122	FLIR Systems, Inc. (b)	2,309,887
198,345	Harmonic, Inc. (b)	1,676,015
76,628	II-VI, Inc. (b)	2,962,439
116,851	Internet Capital Group, Inc. (b)	947,662
128,449	Ixia, Inc. (b)	946,669
25,900	j2 Global Communications, Inc. (b)	604,765
129,270	Lawson Software, Inc. (b)	904,890
55,230	MICROS Systems, Inc. (b)	1,472,432
69,499	Microsemi Corp. (b)	1,770,835
18,406	Monolithic Power Systems, Inc. (b)	319,712
85,190	Nuance Communications, Inc. (b)	1,038,466
69,714	SuccessFactors, Inc. (b)	759,883
72,580	The Ultimate Software Group, Inc. (b)	1,959,660
70,447	Viasat, Inc. (b)	1,661,140
		28,626,874
Utilities: 1.65%
123,602	Neutral Tandem, Inc. (b)	2,291,581
	Total Common Stocks (Cost $124,890,117)	136,310,429
	Total Investments: 97.95% (Cost $124,890,117)	136,310,429
	Net Other Assets and Liabilities: 2.05%	2,849,537
	Net Assets: 100.00%	$139,159,966

(a)	Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b)	Non-income producing security.

(c)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Forward Legato Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.42%
Consumer Discretionary: 11.03%
3,458	99 Cents Only Stores (a)	$37,934
1,020	Arbitron, Inc.	45,584
700	Capella Education Co. (a)	30,002
2,816	Carter’s, Inc. (a)	55,560
5,324	Champion Enterprises, Inc. (a)	29,548
3,983	The Cheesecake Factory, Inc. (a)	58,231
2,655	Corinthian Colleges, Inc. (a)	39,825
745	DeVry, Inc.	36,907
3,567	Fred’s, Inc.	50,723
4,250	Gentex Corp.	60,775
2,308	GTSI Corp. (a)	14,471
1,450	Iconix Brand Group, Inc. (a)	18,966
3,350	LKQ Corp. (a)	56,850
2,225	Simpson Manufacturing Co., Inc.	60,275
5,632	Smith & Wesson Holding Corp. (a)	21,064
1,621	Tenneco, Inc. (a)	17,231
977	Tractor Supply Co. (a)	41,083
975	Universal Technical Institute, Inc. (a)	16,634
625	Westwood Holdings Group, Inc.	29,625
		721,288
Consumer Staples: 5.56%
721	Chattem, Inc. (a)	56,368
1,450	Hain Celestial Group, Inc. (a)	39,919
2,192	Lance, Inc.	49,736
2,655	MGP Ingredients, Inc.	7,540
1,546	TreeHouse Foods, Inc. (a)	45,916
5,054	United Natural Foods, Inc. (a)	126,299
925	USANA Health Sciences, Inc. (a)	37,916
		363,694
Energy: 4.25%
1,176	CARBO Ceramics, Inc.	60,694
622	Encore Acquisition Co. (a)	25,987
508	Forest Oil Corp. (a)	25,197
376	Foundation Coal Holdings, Inc.	13,379
902	International Coal Group, Inc. (a)	5,628
2,182	ION Geophysical Corp. (a)	30,962
778	North American Energy Partners, Inc. (a)	8,068
516	Smith International, Inc.	30,258
625	St. Mary Land & Exploration Co.	22,281
1,450	Tesco Corp. (a)	30,363
349	Whiting Petroleum Corp. (a)	24,870
		277,687
Financial Services: 12.43%
3,050	Arbor Realty Trust, Inc.	30,500
1,100	Cass Information Systems, Inc.	39,435
2,692	Cedar Shopping Centers, Inc.	35,588
3,097	East West Bancorp, Inc.	42,429
450	FactSet Research Systems, Inc.	23,513
1,700	Financial Federal Corp.	38,964

1,193	First Industrial Realty Trust, Inc.	34,215
586	First Midwest Bancorp, Inc.	14,205
499	Glacier Bancorp, Inc.	12,360
841	Hanover Insurance Group, Inc.	38,282
5,697	MGIC Investment Corp.	40,050
891	Mid-America Apartment Communities, Inc.	43,784
2,693	Old National Bancorp	53,914
1,610	Portfolio Recovery Associates, Inc. (a)	78,293
1,475	PrivateBancorp, Inc.	61,449
1,632	Stewart Information Services Corp.	48,552
1,790	Sun Communities, Inc.	35,460
400	TMX Group, Inc.	10,900
6,635	UCBH Holdings, Inc.	42,530
937	WestAmerica BanCorp.	53,906
950	World Acceptance Corp. (a)	34,200
		812,529
Health Care: 22.11%
2,930	Abaxis, Inc. (a)	57,721
1,375	Advisory Board Co. (a)	41,470
3,185	Allscripts Healthcare Solutions, Inc. (a)	39,621
3,550	Angiodynamics, Inc. (a)	56,090
4,722	Cepheid, Inc. (a)	65,305
1,685	Chemed Corp.	69,186
1,025	Computer Programs & Systems, Inc.	29,674
1,878	Gentiva Health Services, Inc. (a)	50,593
707	Haemonetics Corp. (a)	43,636
1,537	ICU Medical, Inc. (a)	46,740
950	Integra LifeSciences Holdings Corp. (a)	41,829
1,200	IPC The Hospitalist Co., Inc (a)	30,840
725	Kensey Nash Corp. (a)	22,809
978	K-V Pharmaceutical Co., Class A (a)	22,210
2,718	Medical Action Industries, Inc. (a)	35,687
1,920	Medicis Pharmaceutical Corp., Class A	28,627
1,090	Medtox Scientific, Inc. (a)	13,451
1,396	Mentor Corp.	33,309
1,250	Meridian Bioscience, Inc.	36,300
3,778	Merit Medical Systems, Inc. (a)	70,913
3,562	Neogen Corp. (a)	100,377
1,250	Pediatrix Medical Group, Inc. (a)	67,400
2,488	PSS World Medical, Inc. (a)	48,516
1,850	Psychemedics Corp.	27,195
4,700	Somanetics Corp. (a)	102,789
2,518	Sunrise Senior Living, Inc. (a)	34,723
2,765	SurModics, Inc. (a)	87,070
1,100	Techne Corp. (a)	79,332
1,664	U.S. Physical Therapy, Inc. (a)	28,887
768	Varian, Inc. (a)	32,947
		1,445,247
Industrials: 20.57%
706	Alexander & Baldwin, Inc. (a)	31,085
705	American Science & Engineering, Inc.	42,110
3,080	Beacon Roofing Supply, Inc. (a)	48,110
3,509	C&D Technologies, Inc. (a)	19,931
887	Ceradyne, Inc. (a)	32,517
1,875	CoStar Group, Inc. (a)	85,106
750	Curtiss-Wright Corp.	34,088
1,100	Dynamex, Inc. (a)	31,306
1,150	Forward Air Corp.	31,315
950	Franklin Electric Co., Inc.	42,322
1,618	Fuel Tech, Inc. (a)	29,270

1,150	G&K Services, Inc., Class A	38,008
692	GATX Corp.	27,382
895	General Cable Corp. (a)	31,889
1,927	General Maritime Corp.	37,538
1,145	Genesee & Wyoming, Inc., Class A (a)	42,960
870	IDEX Corp.	26,987
2,900	Innerworkings, Inc. (a)	32,161
2,600	Innovative Solutions & Support, Inc.	14,196
665	Kaydon Corp.	29,965
2,275	Knight Transportation, Inc.	38,607
300	K-Tron International, Inc. (a)	38,649
950	Landauer, Inc.	69,113
1,610	Mobile Mini, Inc. (a)	31,121
1,600	Raven Industries, Inc.	62,960
3,035	Resources Connection, Inc. (a)	68,378
1,725	Ritchie Bros. Auctioneers, Inc.	40,296
684	Robbins & Myers, Inc.	21,156
7,612	Rollins, Inc.	144,476
812	School Specialty, Inc. (a)	25,326
1,175	Sun Hydraulics Corp.	30,597
1,287	Wabtec Corp.	65,933
		1,344,858
Materials & Processing: 2.60%
667	Brush Engineered Materials, Inc. (a)	12,386
971	Commercial Metals Co.	16,400
945	Compass Minerals International, Inc.	49,509
3,175	Landec Corp. (a)	26,003
955	Terra Industries, Inc.	28,077
2,215	Zoltek Cos, Inc. (a)	37,899
		170,274
Technology: 20.42%
2,025	Advent Software, Inc. (a)	71,341
1,551	ANSYS, Inc. (a)	58,736
2,425	Blackbaud, Inc.	44,741
1,350	Blackboard, Inc. (a)	54,392
1,007	CACI International, Inc., Class A (a)	50,450
2,140	DealerTrack Holdings, Inc. (a)	36,038
7,000	Digi International, Inc. (a)	71,399
2,450	Echelon Corp. (a)	24,206
1,738	ENGlobal Corp. (a)	23,063
5,350	Entegris, Inc. (a)	25,894
1,330	F5 Networks, Inc. (a)	31,095
1,539	Fair Isaac Corp.	35,489
1,125	FARO Technologies, Inc. (a)	22,916
1,455	Forrester Research, Inc. (a)	42,661
2,350	Guidance Software, Inc. (a)	11,022
1,500	II-VI, Inc. (a)	57,990
1,450	Manhattan Associates, Inc. (a)	32,393
1,114	ManTech International Corp., Class A (a)	66,049
1,752	Maximus, Inc.	64,544
1,850	Napco Security Systems, Inc. (a)	5,421
2,675	National Instruments Corp.	80,383
1,400	NVE Corp. (a)	39,634
1,650	Power Integrations, Inc. (a)	39,765
1,475	Quality Systems, Inc.	62,334
1,350	Rimage Corp. (a)	18,846
1,442	Rudolph Technologies, Inc. (a)	12,084
3,680	Semtech Corp. (a)	51,373
2,150	Stratasys, Inc. (a)	37,561
900	Tech Data Corp. (a)	26,865

3,325	Tyler Technologies, Inc. (a)	50,440
2,090	Ultimate Software Group, Inc. (a)	56,430
1,770	Verint Systems, Inc. (a)	29,471
		1,335,026
Telecommunications : 0.45%
2,411	Alaska Communications Systems Group, Inc.	29,487
	Total Common Stocks (Cost $6,308,035)	6,500,090
	Total Investments: 99.42% (Cost $6,308,035)	6,500,090
	Net Other Assets and Liabilities: 0.58%	37,844
	Net Assets: 100.00%	$6,537,934

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Long/Short Credit Analysis Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Principal Amount		Value (Note 1)
MUNICIPAL BONDS: 158.54%
California: 31.34%
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E
$500,000	4.750%, 02/01/30 (a)	$395,630
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
560,000	4.500%, 06/01/27 (a)	469,318
500,000	5.125%, 06/01/47 (a)	336,940
	Riverside County, California Asset Leasing Corp., Leasehold Revenue Bonds (Southwest Justice Center), Insured MBIA, Inc., Series B
1,000,000	9.250%, 11/01/32 (b)	1,000,000
	Stanislaus, California Waste-To-Energy Financing Agency, Solid Waste Facility Revenue Bonds (Ogden Martin System Project), Insured MBIA, Inc.
1,000,000	10.000%, 01/01/10 (a)(b)	1,000,000
	Vernon, California Natural Gas Financing Agency Authority, Revenue Bonds (Vernon Gas Project), Insured MBIA, Inc., Series B
1,250,000	9.750%, 08/01/21 (a)(b)	1,250,000
		4,451,888
Colorado: 7.04%
	E-470 Public Highway Authority, Colorado Revenue Bonds (Vehicle Registration Fee) Insured MBIA, Inc.
1,000,000	10.000%, 09/01/18 (a)(b)	1,000,000
Connecticut: 7.04%
	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Insured Ambac Indemnity Corp., Series 1
1,000,000	9.000%, 02/01/22 (a)(b)	1,000,000

Georgia: 2.11%
	De Kalb County, Georgia Development Authority, Pollution Control Revenue Bonds (General Motors Corp. Project)
500,000	6.000%, 03/15/21 (a)	300,435
Indiana: 14.08%
	Delaware County, Indiana Hospital Authority, Revenue Bonds (Cardinal Health System Obligation), Insured Ambac Indemnity Corp.
1,000,000	8.850%, 08/01/18 (a)(b)	1,000,000
	Mount Vernon, Indiana Pollution Control Revenue Bonds (General Electric Co. Project)
1,000,000	5.400%, 11/01/18 (b)	1,000,000
		2,000,000
Louisiana: 9.38%
	DeSoto Parish Louisiana Environmental Improvement, Revenue Bonds (International Paper Co.), Series A
1,200,000	4.750%, 03/01/19	950,388
	St John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A
500,000	5.125%, 06/01/37	381,840
		1,332,228
Mississippi: 7.04%
	Mississippi Development Bank, Special Obligation Revenue Bonds (Hurricane Project) Insured Ambac Indemnity Corp., Series B
1,000,000	10.000%, 03/01/31 (a)(b)	1,000,000
Nevada: 7.04%
	Clark County, Nevada Airport, Improvement Revenue Bonds, Insured MBIA, Inc., Series A
1,000,000	9.750%, 07/01/12 (a)(b)	1,000,000
New Jersey: 13.40%
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project)
435,000	6.250%, 09/15/29 (a)	330,343
500,000	9.000%, 06/01/33 (a)(b)	497,440
	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
1,270,000	4.500%, 06/01/23 (a)	1,075,867
		1,903,650

New York: 2.61%
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds (NY Tobacco), Series B
150,000	5.375%, 06/01/28	138,761
250,000	6.000%, 06/01/48	232,265
		371,026
Pennsylvania: 4.44%
	Allegheny County Hospital Development Authority, Revenue Bonds (Health System Western Pennsylvania), Series A
265,000	5.000%, 11/15/28 (a)	187,135
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Reliant Energy), Series B
500,000	6.750%, 12/01/36 (a)	442,995
		630,130
Rhode Island: 7.04%
	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I
1,000,000	3.378%, 12/01/37 (b)(c)(d)	1,000,000
Tennessee: 5.52%
	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series C
1,000,000	5.000%, 02/01/22	783,920
Texas: 33.42%
	Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
1,200,000	5.250%, 12/01/29 (a)	540,937
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C
650,000	5.750%, 05/01/36 (a)(b)	601,432
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project)
300,000	5.500%, 11/01/30 (a)	135,231
500,000	6.000%, 11/01/14 (a)	360,425

	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines), Series B
165,000	6.125%, 07/15/27 (a)	123,309
	North Texas Tollway Authority, Revenue Bonds (Capital Appreciation Reference System 1st Tier), Series I
700,000	01/01/42	471,100
	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Sr. Series A-1
1,000,000	9.013%, 12/01/33 (b)(c)(d)	1,000,000
	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A
345,000	6.450%, 06/01/21 (a)	286,309
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Insured Ambac Indemnity Corp., Series B
1,000,000	9.750%, 08/15/42 (a)(b)	1,000,000
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
300,000	6.250%, 05/01/28 (a)	228,240
		4,746,983
Washington: 7.04%
	Snohomish County, Washington Public Utility District No. 1, Electric Revenue Bonds (Generation System), Insured MBIA, Inc.
1,000,000	9.750%, 01/01/25 (b)	1,000,000
	Total Municipal Bonds (Amortized Cost $23,672,539)	22,520,260
CORPORATE BONDS: 15.61%
Consumer Discretionary: 5.96%
	D.R. Horton, Inc., Gtd. Notes
250,000	8.000%, 02/01/09 (a)	247,188
	Ford Capital B.V., Deb.
500,000	9.500%, 06/01/10 (a)	355,000
	Ford Motor Co., Unsec. Notes
250,000	6.625%, 10/01/28 (a)	96,250
	General Motors Corp., Global Unsec. Sr. Notes
250,000	7.200%, 01/15/11	147,500
		845,938

Energy: 2.60%
	Southern Union Co., Jr. Sub. Notes
500,000	7.200%, 11/01/66 (a)(b)	369,675
Financials: 4.30%
	Ford Motor Credit Co., Llc, Global Landmark Securities
250,000	7.375%, 10/28/09 (a)	201,040
	General Motors Acceptance Corp., Llc, Unsec. Sr. Notes
250,000	7.750%, 01/19/10 (a)	149,737
550,000	7.250%, 03/02/11 (a)	260,302
		611,079
Utility: 2.75%
	Dominion Resources, Inc., Jr. Sub. Notes
150,000	7.500%, 06/30/66 (a)(b)	128,211
	Dynegy Holdings, Inc., Unsec. Sr. Notes
300,000	8.375%, 05/01/16 (a)	262,500
		390,711
	Total Corporate Bonds (Amortized Cost $2,813,944)	2,217,403

Shares
EXCHANGE TRADED FUNDS: 3.56%
Energy: 3.56%
7,700	MacroShares $100 Oil Down Trust (e)	186,725
8,200	UltraShort Oil & Gas ProShares	318,570
		505,295
	Total Exchange Traded Funds (Cost $450,203)	505,295
PREFERRED STOCKS: 2.85%
Financials: 2.85%
10,000	Citigroup, Inc., Series AA, 8.125%	165,000
6,350	Countrywide Capital V, 7.000%	50,483
10,000	Merrill Lynch & Co., Inc., Series MER, 8.625%	189,900
		405,383
	Total Preferred Stocks (Cost $472,344)	405,383
	Total Investments: 180.56% (Amortized Cost $27,409,030)	25,648,341
	Net Other Assets and Liabilities: (80.56)%	(11,443,495)
	Net Assets: 100.00%	$14,204,846

Shares or Principal Amount		Value (Note 1)
SHEDULE OF SECURITIES SOLD SHORT
Exchange Traded Funds
(2,840)	SPDR Trust, Series 1	$(329,497)
Corporate Bonds
	The AES Corp., Unsec. Sr. Notes
$ (250,000)	8.000%, 10/15/17	(226,875)
	CIT Group, Inc., Sr. Notes
(125,000)	5.650%, 02/13/17	(61,079)
	Duke Energy Carolinas Llc, Unsub. Sr. Notes
(250,000)	6.100%, 06/01/37	(221,075)
	Ford Motor Credit Co., Llc, Global Unsec. Sr. Notes
(500,000)	7.000%, 10/01/13	(307,564)
	General Motors Acceptance Corp., Llc, Unsec. Sr. Notes
(900,000)	5.850%, 01/14/09	(769,250)
	International Paper Co., Unsec. Sr. Notes
(150,000)	5.300%, 04/01/15	(131,346)
	Lear Corp., Gtd. Notes, Series B
(150,000)	8.750%, 12/01/16	(105,000)
	Lennar Corp., Gtd. Notes, Series B
(475,000)	6.500%, 04/15/16	(323,001)
	Limited Brands, Inc., Unsec. Sr. Notes
(500,000)	5.250%, 11/01/14	(419,070)
	The May Department Stores Co., Unsec. Notes
(500,000)	5.750%, 07/15/14	(434,352)
	Prudential Financial, Inc., Unsec. Medium-Term Notes
(200,000)	6.000%, 12/01/17	(178,582)
	Reliant Energy, Inc., Gtd. Notes
(250,000)	6.750%, 12/15/14	(215,000)
	TXU Corp., Sr. Unsec. Global Notes, Series R
(500,000)	6.550%, 11/15/34	(309,134)
U.S. Government Agency
	Fannie Mae, Notes
(1,100,000)	5.375%, 06/12/17	(1,155,322)
	United States Treasury Bills, Discount Notes
(5,800,000)	0.861%, 03/12/09	(5,766,986)
	United States Treasury Notes
(1,400,000)	2.375%, 08/31/10	(1,412,140)
(750,000)	5.000%, 05/15/37	(831,446)
	Total Securities Sold Short (Amortized Proceeds $13,806,465)	$(13,196,719)

(a)	Security, or portion of security, is being held as collateral for short sales.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2008.

(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d)	Fair valued security.

(e)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Deb. - Debentures

Gtd. - Guaranteed

Jr. - Junior

Sr. - Senior

Unsec. - Unsecured

Unsub. - Unsubordinated

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
12/21/07	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Sr. Series A-1 9.013%, 12/01/33 (d)	$1,000,000	$1,000,000	7.04%
12/14/07	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured MBIA, Inc., Series I 3.378%, 12/01/37 (d)	1,000,000	1,000,000	7.04%

Forward International Fixed Income Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Principal Amount		Currency	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS: 76.60%
Australia: 0.16%
	Australian Government, Bonds, Series 513
50,000	6.500%, 05/15/13	AUD	$41,630
Austria: 1.54%
	Republic of Austria, Notes
145,000	4.300%, 07/15/14	EUR	206,519
110,000	6.250%, 07/15/27	EUR	182,696
			389,215
Brazil: 1.81%
	Brazil Notas do Tesouro Nacional, Notes, Series F
300	10.000%, 01/01/10	BRL	153,881
300	10.000%, 01/01/12	BRL	143,999
350	10.000%, 01/01/17	BRL	160,460
			458,340
Canada: 0.98%
	Canadian Government, Bonds
40,000	3.750%, 06/01/12	CAD	38,470
60,000	4.000%, 09/01/10	CAD	57,632
35,000	4.000%, 06/01/16	CAD	33,860
30,000	5.000%, 06/01/14	CAD	30,699
45,000	5.000%, 06/01/37	CAD	47,886
	Canadian Government, Bonds, Series A55
30,000	8.000%, 06/01/23	CAD	40,178
			248,725
Colombia: 0.16%
	Republic of Colombia, Unsub. Bonds
85,000,000	12.000%, 10/22/15	COP	40,850
Czech Republic: 0.43%
	Czech Republic, Bonds, Series 44
1,900,000	3.800%, 04/11/15	CSK	107,808
Denmark: 0.35%
	Denmark (Kingdom of), Bonds
450,000	5.000%, 11/15/13	DKK	88,276
France: 9.58%
	French Government O.A.T., Bonds

620,000	4.000%, 04/25/14	EUR	868,491
131,000	4.000%, 04/25/55	EUR	159,484
940,000	8.500%, 10/25/08	EUR	1,326,702
	French Government Treasury Notes
50,000	2.500%, 07/12/10	EUR	68,970
			2,423,647
Germany: 7.89%
	Bundesobligation, Bonds, Series 143
127,000	3.500%, 10/10/08	EUR	178,603
	Bundesrepublik Deutschland, Bonds, Series 03
259,000	3.750%, 07/04/13	EUR	364,843
	Bundesrepublik Deutschland, Bonds, Series 06
674,000	3.750%, 01/04/17	EUR	933,221
	Bundesrepublik Deutschland, Bonds, Series 07
247,000	4.250%, 07/04/39	EUR	328,107
	Bundesrepublik Deutschland, Bonds, Series 97
110,000	6.500%, 07/04/27	EUR	190,608
			1,995,382
Greece: 4.29%
	Hellenic Republic, Bonds
78,000	6.500%, 10/22/19	EUR	123,689
	Hellenic Republic, Unsub. Bonds
400,000	4.500%, 05/20/14	EUR	558,309
	Hellenic Republic, Unsub. Bonds, Series 15YR
157,000	4.700%, 03/20/24	EUR	207,712
	Hellenic Republic, Unsub. Bonds, Series 30YR
158,000	4.600%, 09/20/40	EUR	195,554
			1,085,264
Hungary: 1.45%
	Hungary Government, Bonds, Series 15/A
65,000,000	8.000%, 02/12/15	HUF	365,701
Italy: 4.15%
	Buoni Poliennali Del Tesoro, Bonds
145,000	4.250%, 08/01/13	EUR	202,855
606,000	4.250%, 08/01/14	EUR	845,531
			1,048,386
Japan: 17.21%
	Japan Government, Bonds, Series 21
47,000,000	2.300%, 12/20/35	JPY	441,633
	Japan Government, Bonds, Series 34
93,500,000	0.500%, 12/20/08	JPY	878,653
	Japan Government, Bonds, Series 80
20,000,000	2.100%, 06/20/25	JPY	190,465
	Japan Government, Bonds, Series 257
134,000,000	1.300%, 12/20/13	JPY	1,275,710
	Japan Government, Bonds, Series 258
90,000,000	1.300%, 03/20/14	JPY	856,247
	Japan Government, Bonds, Series 274

74,000,000	1.500%, 12/20/15	JPY	710,650
			4,353,358
Malaysia: 1.19%
	Malaysian Government, Bonds, Series 0207
1,100,000	3.814%, 02/15/17	MYR	302,105
Mauritius: 0.03%
	Mauritius Treasury Notes
200,000	9.750%, 11/23/09	MUR	7,171
Mexico: 5.96%
	Mexican Bonos, Bonds, Series M7
120,000	8.000%, 12/24/08	MXN	1,097,023
	Mexican Bonos, Bonds, Series M10
23,000	8.000%, 12/17/15	MXN	205,668
	Mexican Bonos, Bonds, Series MI10
18,000	8.000%, 12/19/13	MXN	162,141
	Mexican Bonos, Gtd. Bonds, Series M20
4,000	10.000%, 12/05/24	MXN	41,605
			1,506,437
Norway: 0.15%
	Norway Government, Bonds
217,000	4.250%, 05/19/17	NOK	36,999
Peru: 0.22%
	Peru Bono Soberano, Bonds
170	8.200%, 08/12/26	PEN	55,534
Poland: 1.15%
	Poland Government, Bonds, Series 1017
730,000	5.250%, 10/25/17	PLN	290,590
Portugal: 3.81%
	Portugal Obrigacoes do Tesouro OT, Bonds
392,000	4.375%, 06/16/14	EUR	552,048
278,000	5.450%, 09/23/13	EUR	411,185
			963,233
South Africa: 2.01%
	Republic of South Africa, Bonds, Series R153
400,000	13.000%, 08/31/10	ZAR	51,236
	Republic of South Africa, Bonds, Series R157
2,600,000	13.500%, 09/15/15	ZAR	388,525
	Republic of South Africa, Bonds, Series R186
150,000	10.500%, 12/21/26	ZAR	21,284
	Republic of South Africa, Bonds, Series R201
400,000	8.750%, 12/21/14	ZAR	47,732
			508,777
Spain: 4.40%

	Bonos Y Oblig Del Estado, Bonds
378,000	4.000%, 01/31/10	EUR	533,185
385,000	5.500%, 07/30/17	EUR	578,763
			1,111,948
Sweden: 0.30%
	Swedish Government, Bonds, Series 1050
550,000	3.000%, 07/12/16	SEK	75,296
Switzerland: 0.29%
	Switzerland Government, Bonds
80,000	3.000%, 05/12/19	CHF	73,852
Thailand: 1.34%
	Thailand Government, Bonds
11,000,000	5.000%, 05/26/17	THB	338,163
Turkey: 0.81%
	Turkey Government, Bonds
280,000	16.000%, 03/07/12	TRL	205,672
United Kingdom: 4.94%
	United Kingdom, Treasury Bonds
173,000	4.000%, 03/07/09	GBP	308,151
151,000	4.250%, 12/07/55	GBP	260,454
277,000	4.750%, 03/07/20	GBP	498,175
80,000	5.000%, 09/07/14	GBP	147,902
15,000	8.000%, 06/07/21	GBP	35,204
			1,249,886
	Total Foreign Government Obligations (Amortized Cost $19,708,388)		19,372,245
CORPORATE BONDS: 13.59%
Austria: 0.27%
	FMG Finance Pty Ltd., Sr. Secured Notes
50,000	9.750%, 09/01/13 (a)	EUR	68,982
Canada: 0.77%
	Bombardier, Inc., Sr. Unsec. Notes
100,000	7.250%, 11/15/16 (a)	EUR	127,054
50,000	8.090%, 11/15/13 (a)(b)	EUR	66,870
			193,924
Denmark: 1.25%
	FS Funding AS, Secured Notes
100,000	8.875%, 05/15/16 (a)	EUR	125,294
	Nordic Telephone Co., Holdings, Sr. Secured Notes
100,000	10.463%, 05/01/16 (a)(b)	EUR	129,517
	TUI AG, Sr. Unsec. Notes
50,000	6.509%, 12/10/10 (a)(b)	EUR	61,591
			316,402

France: 0.44%
	CMA CGM SA, Sr. Unsec. Notes
50,000	5.500%, 05/16/12 (a)	EUR	45,050
	Crown European Holdings SA, Secured Notes
25,000	6.250%, 09/01/11	EUR	32,027
	Europcar Groupe SA, Sr. Sub. Notes
50,000	8.125%, 05/15/14 (a)	EUR	33,435
			110,512
Germany: 1.21%
	Cognis GmbH, Secured Notes
50,000	6.958%, 09/15/13 (a)(b)	EUR	58,247
	Cognis GmbH, Sr. Secured Notes
20,000	9.508%, 05/15/14 (a)	EUR	23,088
	Gerresheimer Holdings GmbH, Gtd. Notes
30,000	7.875%, 03/01/15 (a)	EUR	41,812
	Heckler & Koch, Inc. GmbH, Sr. Secured Notes
65,000	9.250%, 07/15/11 (a)	EUR	86,245
	Unity Media GmbH, Secured Notes
75,000	10.125%, 02/15/15 (a)	EUR	96,610
			306,002
Ireland: 0.60%
	Ardagh Glass Group Plc, Sr. Unsec. PIK Bonds
10,538	10.750%, 03/01/15	EUR	11,312
	Sibacademfinance (URSABK), Euro Medium-Term Notes
50,000	7.000%, 05/21/10	EUR	55,256
	Smurfit Kappa Funding Plc, Sr. Sub. Notes
75,000	7.750%, 04/01/15	EUR	85,524
			152,092
Italy: 0.20%
	Lottomatica SpA, Sub. Bonds
50,000	8.250%, 03/31/66 (a)(b)	EUR	51,033
Japan: 0.25%
	Softbank Corp., Sr. Unsec. Notes
50,000	7.750%, 10/15/13	EUR	61,591
Luxembourg: 2.38%
	Basell AF SCA, Sr. Secured Notes
50,000	8.375%, 08/15/15 (a)	EUR	32,027
	Beverage Packaging Holdings, Sr. Sub. Notes
100,000	9.500%, 06/15/17 (a)	EUR	96,434
	Cablecom Holding Inc., Sr. Unsec. Notes
50,000	8.000%, 11/01/16 (a)	EUR	54,552
	Cirsa Capital Luxembourg SA, Gtd. Notes
100,000	7.875%, 07/15/12 (a)	EUR	89,395
	Codere Finance Luxembourg SA, Gtd. Notes
150,000	8.250%, 06/15/15 (a)	EUR	158,377

	Lighthouse International Co., SA, Sr. Secured Bonds
50,000	8.000%, 04/30/14 (a)	EUR	42,938
	Wind Acquisition Finance SA, Secured Notes
100,000	9.750%, 12/01/15 (a)	EUR	128,109
			601,832
Netherlands: 1.76%
	Ardagh Glass Finance BV, Gtd. Notes
50,000	8.875%, 07/01/13 (a)	EUR	62,999
	Clondalkin Industries BV, Gtd. Notes
55,000	8.000%, 03/15/14 (a)	EUR	53,039
	Impress Holdings BV, Gtd. Notes
100,000	8.088%, 09/15/13 (a)(b)	EUR	123,533
	Kazkommerts International BV, Euro Medium-Term Notes
100,000	7.625%, 02/13/12	GBP	103,150
	Sensata Technologies BV, Gtd. Notes
50,000	9.000%, 05/01/16	EUR	44,346
	UPC Holding BV, Sr. Secured Notes
50,000	8.625%, 01/15/14 (a)	EUR	58,776
			445,843
South Africa: 0.14%
	Foodcorp, Ltd., Gtd. Notes
40,000	8.875%, 06/15/12 (a)	EUR	36,040
Sweden: 0.23%
	Corral Finans AB, Secured PIK Bonds
50,442	6.463%, 04/15/10 (a)(b)	EUR	58,940
United Kingdom: 1.75%
	CEVA Group Plc, Gtd. Notes
50,000	8.500%, 12/01/14 (a)	EUR	48,217
50,000	10.000%, 12/01/16 (a)	EUR	45,753
	FCE Bank Plc, Sr. Euro Medium-Term Notes
100,000	7.875%, 02/15/11	GBP	132,449
	Ineos Group Holdings Plc, Gtd. Notes
50,000	7.875%, 02/15/16 (a)	EUR	37,483
	Ineos Vinyls Finance Plc, Secured Bonds
10,000	9.125%, 12/01/11 (a)	EUR	8,236
	Northern Rock Plc, Sub. Euro Medium-Term Notes
70,000	5.625%, 01/13/15 (b)	GBP	102,210
	Virgin Media Finance Plc, Gtd. Notes
50,000	9.750%, 04/15/14	GBP	68,669
			443,017
United States: 2.34%
	AGCO Corp., Sr. Sub. Notes
50,000	6.875%, 04/15/14	EUR	65,829
	Chesapeake Energy Corp., Gtd. Notes
50,000	6.250%, 01/15/17	EUR	60,535
	HCA, Inc., Sr. Unsec. Notes
25,000	8.750%, 11/01/10	GBP	42,113

	Hertz Corp., Gtd. Notes
50,000	7.875%, 01/01/14	EUR	52,352
	Momentive Performance Materials, Inc., Bonds
50,000	9.000%, 12/01/14 (a)	EUR	46,985
	Nalco Co., Gtd. Notes
25,000	9.000%, 11/15/13	EUR	33,435
	Nielsen Finance Co., Llc, Gtd. Notes
100,000	9.000%, 08/01/14	EUR	119,663
	Rockwood Specialties Group, Inc., Gtd. Notes
50,000	7.625%, 11/15/14	EUR	64,054
	Travelport Llc, Gtd. Notes
50,000	9.588%, 09/01/14 (b)	EUR	50,681
	TRW Automotive, Inc., Gtd. Notes
50,000	6.375%, 03/15/14 (a)	EUR	54,904
			590,551
	Total Corporate Bonds (Amortized Cost $4,403,900)		3,436,761
CREDIT LINKED NOTES: 0.63%
Indonesia: 0.63%
	Indonesia Government, Bonds, Series FR47
221,911	10.000%, 02/17/28	USD	160,120
	Total Credit Linked Notes (Amortized Cost $221,911)		160,120
SHORT-TERM SECURITIES: 0.06%
Mauritius: 0.06%
	Mauritius T-Bills
200,000	Zero Coupon, 11/10/08	MUR	7,038
200,000	Zero Coupon, 11/21/08	MUR	7,019
			14,057
	Total Short-Term Securities (Amortized Cost $13,358)		14,057
	Total Investments: 90.88% (Amortized Cost $24,347,557)		22,983,183
	Net Other Assets and Liabilities: 9.12%		2,306,301
	Net Assets: 100.00%		$25,289,484

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,251,565, representing 8.90% of net assets.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2008.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

PIK - Payment in-kind

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

COP - Colombian Peso

CSK - Czech Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HUF - Hungarian Fortis

JPY - Japanese Yen

MYR - Malaysian Ringgit

MXN - Mexican Peso

MUR - Mauritian Rupee

NOK - Norwegian Krone

PEN - Peruvian New Sol

PLN - Polish Zloty

SEK - Swedish Krona

THB - Thai Baht

TRL - Turkish Lira

USD - U.S. Dollar

ZAR - South African Rand

Forward International Fixed Income Fund

Portfolio of Investments (Note 1) (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2008, the Fund had outstanding foreign currency exchanged contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sales Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Date Value	Current Value	Unrealized Gain
Brazilian Real	Sale	272,000	12/02/08	$148,139	$141,079	$7,060
British Pound	Sale	66,000	11/18/08	122,057	117,588	4,469
British Pound	Sale	66,000	11/18/08	122,311	117,588	4,723
Columbian Peso	Sale	24,753,000	11/14/08	13,267	11,219	2,048
Czech Koruna	Sale	240,000	10/31/08	14,343	13,790	553
Czech Koruna	Purchase	2,226,000	10/31/08	125,708	127,899	2,191
Euro	Sale	166,329	11/18/08	244,880	234,751	10,129
Hungarian Fortis	Purchase	21,928,800	11/14/08	125,714	127,129	1,415
Mexican Peso	Sale	115,000	11/14/08	10,794	10,454	340
Mexican Peso	Sale	150,000	11/14/08	14,142	13,636	506
Mexican Peso	Sale	300,000	11/14/08	29,155	27,272	1,883
Mexican Peso	Sale	10,901,130	11/14/08	1,054,217	990,989	63,228
Polish Zloty	Sale	30,000	11/14/08	12,636	12,435	201
Polish Zloty	Purchase	50,000	11/14/08	20,280	20,724	444
Polish Zloty	Sale	40,000	11/14/08	17,702	16,579	1,123
Slovak Koruna	Purchase	1,951,100	10/31/08	89,545	90,797	1,252
South African Rand	Sale	233,500	11/14/08	29,241	27,903	1,338
Thai Bhat	Purchase	500,000	10/06/08	14,527	14,765	238
Thai Bhat	Purchase	3,700,000	12/08/08	106,108	108,867	2,759
Turkish Lira	Purchase	24,000	11/14/08	18,578	18,602	24
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$105,924

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/ Sales Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Date Value	Current Value	Unrealized Loss
Brazilian Real	Purchase	40,000	12/02/08	$21,814	$20,747	$(1,067)
Brazilian Real	Purchase	40,000	12/02/08	22,014	20,747	(1,267)
Brazilian Real	Purchase	40,000	12/02/08	22,349	20,747	(1,602)
Brazilian Real	Purchase	288,880	12/02/08	178,267	149,834	(28,433)
British Pound	Purchase	66,000	11/18/08	122,254	117,588	(4,666)
British Pound	Purchase	132,000	11/18/08	244,880	235,177	(9,703)
Chilean Peso	Purchase	7,600,000	11/14/08	14,240	13,719	(521)
Chilean Peso	Purchase	35,200,000	11/14/08	67,498	63,541	(3,957)
Czech Koruna	Sale	1,800,000	10/31/08	103,315	103,422	(107)
Czech Koruna	Purchase	2,702,900	11/14/08	166,618	155,366	(11,252)
Euro	Purchase	83,230	11/18/08	122,057	117,469	(4,588)
Indonesian Rupiah	Purchase	1,633,500,000	10/14/08	173,832	172,882	(950)
Malaysian Ringgit	Purchase	284,000	11/05/08	83,315	82,787	(528)
Malaysian Ringgit	Purchase	470,000	11/05/08	144,128	137,006	(7,122)
Mexican Peso	Purchase	150,000	11/14/08	13,894	13,636	(258)
Peruvian New Sol	Purchase	40,000	11/13/08	13,420	13,366	(54)
Peruvian New Sol	Purchase	20,000	11/13/08	6,894	6,683	(211)
Polish Zloty	Purchase	40,000	11/14/08	17,579	16,579	(1,000)
Polish Zloty	Purchase	456,700	11/14/08	205,823	189,295	(16,528)
Russian Ruble	Purchase	330,000	11/14/08	12,791	12,784	(7)
Russian Ruble	Purchase	1,300,000	11/14/08	53,428	50,359	(3,069)
Slovak Koruna	Sale	500,000	10/31/08	23,150	23,268	(118)
Turkish Lira	Purchase	141,800	11/14/08	110,846	109,905	(941)
Turkish Lira	Purchase	78,100	11/14/08	63,994	60,533	(3,461)
Turkish Lira	Purchase	132,100	11/14/08	106,252	102,387	(3,865)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(105,275)

FUTURES CONTRACTS

At September 30, 2008, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Currency	Value	Unrealized Gain/(Loss)
3 Month EURO EURIBOR	Short	1	12/14/09	EUR	354,467	(70)
3 Month EURO EURIBOR	Long	1	03/16/09	EUR	349,294	1,654
3 Month EURO EURIBOR	Long	3	12/15/08	EUR	1,053,420	211
3 Month EURO EURIBOR	Long	1	09/14/10	EUR	336,692	(176)
3 Month EURO EURIBOR	Short	2	03/15/10	EUR	688,049	(616)
3 Month EURO EURIBOR	Short	2	09/15/09	EUR	675,954	35
Euro-Bobl Future	Long	5	12/10/08	EUR	793,899	3,421
Euro-Bond Future	Long	4	12/10/08	EUR	662,281	1,760
Eurodollar 90 Day	Short	2	06/14/10	USD	480,775	2,500
Eurodollar 90 Day	Long	2	06/15/09	USD	484,800	(1,975)
Euro-Shatz	Long	3	12/10/08	EUR	1,345,001	3,413
Long Gilt Future	Long	1	12/31/08	GBP	206,163	747
United States 10 Year Treasury Note	Short	2	12/19/08	USD	229,250	1,172
United States 2 Year Treasury Note	Long	5	12/31/08	USD	1,067,187	(1,797)
					$8,727,232	$10,279

Forward Progressive Real Estate Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 82.37%
Health Care: 8.81%
21,100	Alexandria Real Estate Equities, Inc.	$2,385,988
14,900	Health Care REIT, Inc.	793,127
		3,179,115
Hotels: 2.84%
50,000	Hospitality Properties Trust	1,026,000

Industrials: 13.63%
40,000	AMB Property Corp.	1,812,000
30,000	EastGroup Properties, Inc.	1,456,200
40,000	ProLogis	1,650,800
		4,919,000
Office: 7.02%
16,500	Boston Properties, Inc.	1,545,390
16,000	Corporate Office Properties Trust	645,600
20,000	Lexington Corporate Properties Trust	344,400
		2,535,390
Residential: 12.31%
50,000	American Campus Communities, Inc.	1,694,000
10,000	AvalonBay Communities, Inc.	984,200
49,500	Colonial Properties Trust	925,155
76,000	Education Realty Trust, Inc.	842,080
		4,445,435
Retail: 34.26%
35,450	CBL & Associates Properties, Inc.	711,836
73,000	Cedar Shopping Centers, Inc.	965,060
26,000	Developers Diversified Realty Corp.	823,940
40,000	Kimco Realty Corp.	1,477,600
36,000	Ramco-Gershenson Properties Trust	807,120
21,250	Regency Centers Corp.	1,417,163
32,500	Simon Property Group, Inc.	3,152,500
19,000	Vornado Realty Trust	1,728,050
36,000	Weingarten Realty Investors, Inc.	1,284,120
		12,367,389
Self-Storage: 3.06%
90,000	U-Store-It Trust	1,104,300

Specialty: 0.44%
23,100	HRPT Properties Trust	159,159
	Total Common Stocks (Cost $22,282,686)	29,735,788
	Total Investments: 82.37% (Cost $22,282,686)	29,735,788
	Net Other Assets and Liabilities: 17.63%	6,362,519
	Net Assets: 100.00%	$36,098,307

Percentages are stated as a percent of net assets.

Forward Small Cap Equity Fund (a)

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 91.80%
Auto & Transportation: 2.23%
287,200	Knight Transportation, Inc.	$4,873,784
130,500	Landstar System, Inc.	5,749,830
		10,623,614
Consumer Discretionary: 21.58%
151,600	Aaron Rents, Inc.	4,103,812
266,100	Administaff, Inc.	7,243,242
125,900	BJ’s Wholesale Club, Inc. (b)	4,892,474
96,800	Corrections Corp. of America (b)	2,405,480
118,100	CoStar Group, Inc. (b)	5,360,559
91,900	DeVry, Inc.	4,552,726
151,100	Dick’s Sporting Goods, Inc. (b)	2,958,538
129,600	Dollar Tree, Inc. (b)	4,712,256
380,400	The Dress Barn, Inc. (b)	5,816,316
312,900	Foot Locker, Inc.	5,056,464
220,500	Hibbett Sports, Inc. (b)	4,414,410
204,800	Jack in the Box, Inc. (b)	4,321,280
300,700	Korn/Ferry International (b)	5,358,474
247,000	The Men’s Wearhouse, Inc.	5,246,280
150,900	NetFlix, Inc. (b)	4,659,792
106,100	Panera Bread Co., Class A (b)	5,400,490
92,400	Papa John’s International, Inc. (b)	2,509,584
170,200	Pool Corp.	3,970,766
201,300	The Talbots, Inc.	2,637,030
261,900	Tetra Tech, Inc. (b)	6,301,314
168,600	Waste Connections, Inc. (b)	5,782,980
169,800	WMS Industries, Inc. (b)	5,190,786
		102,895,053
Consumer Staples: 6.00%
219,100	Flowers Foods, Inc.	6,432,776
106,600	The Hain Celestial Group, Inc. (b)	2,934,698
123,800	Herbalife, Ltd.	4,892,576
270,100	Lance, Inc.	6,128,569
70,300	Peet’s Coffee & Tea, Inc. (b)	1,962,776
250,200	United Natural Foods, Inc. (b)	6,252,498
		28,603,893
Energy: 5.93%
63,300	Bill Barrett Corp. (b)	2,032,563
47,400	CARBO Ceramics, Inc.	2,446,314
56,800	Carrizo Oil & Gas, Inc. (b)	2,060,136
91,900	Clean Energy Fuels Corp. (b)	1,300,385
52,100	Comstock Resources, Inc. (b)	2,607,605
96,300	Concho Resources, Inc. (b)	2,658,843
219,200	Key Energy Services, Inc. (b)	2,542,720
58,800	Matrix Service Co. (b)	1,123,080
78,100	Oil States International, Inc. (b)	2,760,835
48,200	Penn Virginia Corp.	2,575,808
99,300	Tesco Corp. (b)	2,079,342
154,400	Willbros Group, Inc. (b)	4,091,600
		28,279,231

Financial Services: 22.90%
77,600	Advent Software, Inc. (b)	2,733,848
52,000	Alexandria Real Estate Equities, Inc.	5,880,160
151,700	American Campus Communities, Inc.	5,139,596
183,600	BioMed Realty Trust, Inc.	4,856,220
169,900	Corporate Office Properties Trust	6,855,465
121,200	Digital Realty Trust, Inc.	5,726,700
97,300	Entertainment Properties Trust	5,324,256
93,100	Factset Research Systems, Inc.	4,864,475
230,500	Federated Investors, Inc., Class B	6,645,315
202,500	Financial Federal Corp.	4,641,300
50,400	GAMCO Investors, Inc., Class A	2,988,720
161,700	Hancock Holding Co.	8,246,700
112,400	Huron Consulting Group, Inc. (b)	6,404,552
175,200	Investment Technology Group, Inc. (b)	5,331,336
60,600	Morningstar, Inc. (b)	3,361,482
94,100	OMEGA Healthcare Investors, Inc.	1,850,006
125,100	PrivateBancorp, Inc.	5,211,666
140,900	SVB Financial Group (b)	8,160,928
98,500	UMB Financial Corp.	5,173,220
172,400	Waddell & Reed Financial, Inc., Class A	4,266,900
187,700	Wintrust Financial Corp.	5,508,995
		109,171,840
Health Care: 12.00%
252,000	American Medical Systems Holdings, Inc. (b)	4,475,520
191,700	AMERIGROUP Corp. (b)	4,840,425
98,200	AmSurg Corp., Class A (b)	2,501,154
102,600	Gen-Probe, Inc. (b)	5,442,930
119,700	Haemonetics Corp. (b)	7,387,884
281,451	Healthcare Services Group, Inc.	5,147,739
105,910	Kendle International, Inc. (b)	4,735,236
181,400	Kindred Healthcare, Inc. (b)	5,001,198
109,000	Pediatrix Medical Group, Inc. (b)	5,877,280
148,300	Perrigo Co.	5,703,618
45,800	United Therapeutics Corp. (b)	4,816,786
26,300	West Pharmaceutical Services, Inc.	1,283,966
		57,213,736
Materials & Processing: 3.69%
69,600	Clean Harbors, Inc. (b)	4,701,480
252,000	Ferro Corp.	5,065,200
75,600	Granite Construction, Inc.	2,707,992
61,800	Valmont Industries, Inc.	5,110,242
		17,584,914
Producer Durables: 8.38%
99,500	Curtiss-Wright Corp.	4,522,275
126,400	Esterline Technologies Corp. (b)	5,004,176
186,600	FEI Co. (b)	4,442,946
68,400	Franklin Electric Co., Inc.	3,047,220
387,900	MasTec, Inc. (b)	5,155,191
64,200	The Middleby Corp. (b)	3,486,702
253,300	Polycom, Inc. (b)	5,858,829
64,300	Triumph Group, Inc.	2,939,153
155,700	Woodward Governor Co.	5,491,539
		39,948,031
Technology: 8.09%
86,200	CACI International, Inc., Class A (b)	4,318,620
191,700	Cypress Semiconductor Corp. (b)	1,000,674

98,600	Digital River, Inc. (b)	3,194,640
278,900	Harmonic, Inc. (b)	2,356,705
92,600	ManTech International Corp., Class A (b)	5,490,254
169,200	Micros Systems, Inc. (b)	4,510,872
96,500	Microsemi Corp. (b)	2,458,820
52,564	Sunpower Corp., Class B (b)	3,629,554
119,400	Taleo Corp., Class A (b)	2,374,866
199,100	Viasat, Inc. (b)	4,694,778
203,600	Websense, Inc. (b)	4,550,460
		38,580,243
Utilities: 1.00%
341,200	Premiere Global Services, Inc. (b)	4,797,272
	Total Common Stocks (Cost $423,807,841)	437,697,827
	Total Investments: 91.80% (Cost $423,807,841)	437,697,827
	Net Other Assets and Liabilities: 8.20%	39,122,599
	Net Assets: 100.00%	$476,820,426

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Mini-Cap Fund (a)

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 85.53%
Consumer Discretionary: 21.48%
38,500	Administaff, Inc.	$1,047,970
42,000	AMN Healthcare Services, Inc. (b)	737,940
22,900	Blue Nile, Inc. (b)	981,723
22,000	Buffalo Wild Wings, Inc. (b)	885,280
25,000	The Cheesecake Factory, Inc. (b)	365,500
16,700	CoStar Group, Inc. (b)	758,013
54,400	The Dress Barn, Inc. (b)	831,776
32,300	Hibbett Sports, Inc. (b)	646,646
43,000	Korn/Ferry International (b)	766,260
35,300	The Men’s Wearhouse, Inc.	749,772
34,100	Monro Muffler Brake, Inc.	786,346
31,500	P.F. Chang’s China Bistro, Inc. (b)	741,510
13,200	Papa John’s International, Inc. (b)	358,512
36,000	Red Robin Gourmet Burgers, Inc. (b)	964,800
72,800	Shoe Carnival, Inc. (b)	1,192,464
75,800	Stage Stores, Inc.	1,035,428
28,900	The Talbots, Inc.	378,590
54,300	Ulta Salon Cosmetics & Fragrance, Inc. (b)	721,104
55,100	Universal Technical Institute, Inc. (b)	940,006
		14,889,640
Consumer Staples: 8.98%
33,700	Diamond Foods, Inc.	944,611
38,200	Lance, Inc.	866,758
32,000	Nash Finch Co.	1,379,840
41,700	Peet’s Coffee & Tea, Inc. (b)	1,164,264
39,200	Spartan Stores, Inc.	975,296
35,900	United Natural Foods, Inc. (b)	897,141
		6,227,910
Energy: 3.55%
61,100	Brigham Exploration Co. (b)	671,489
44,600	Clean Energy Fuels Corp. (b)	631,090
3,000	Comstock Resources, Inc. (b)	150,150
36,700	Matrix Service Co. (b)	700,970
14,700	Tesco Corp. (b)	307,818
		2,461,517
Financial Services: 10.80%
27,300	American Campus Communities, Inc.	924,924
54,200	East West Bancorp, Inc.	742,540
29,400	Financial Federal Corp.	673,848
16,100	Huron Consulting Group, Inc. (b)	917,378
33,100	LTC Properties, Inc.	970,492
44,600	OMEGA Healthcare Investors, Inc.	876,836
74,100	Sterling Bancshares, Inc.	774,345
38,700	Texas Capital Bancshares, Inc. (b)	803,412
27,400	Wintrust Financial Corp.	804,190
		7,487,965
Health Care: 15.41%
14,000	AmSurg Corp., Class A (b)	356,580

40,062	Healthcare Services Group, Inc.	732,734
69,600	Home Diagnostics, Inc. (b)	673,728
51,500	ICU Medical, Inc. (b)	1,566,115
44,900	IRIS International, Inc. (b)	803,710
18,400	Kendle International, Inc. (b)	822,664
27,700	Kensey Nash Corp. (b)	871,442
26,100	LHC Group, Inc. (b)	743,328
64,300	MedAssets, Inc. (b)	1,105,960
27,000	Molina Healthcare, Inc. (b)	837,000
43,300	Phase Forward, Inc. (b)	905,403
11,500	Synovis Life Technologies, Inc. (b)	216,430
14,200	Vital Signs, Inc.	1,049,380
		10,684,474
Materials & Processing: 4.91%
34,300	Beacon Roofing Supply, Inc. (b)	535,766
33,200	Calavo Growers, Inc.	413,672
45,600	Calgon Carbon Corp. (b)	928,416
36,000	Ferro Corp.	723,600
57,800	Hill International, Inc. (b)	800,530
		3,401,984
Producer Durables: 9.65%
19,300	DXP Enterprises, Inc. (b)	1,028,883
27,100	FEI Co. (b)	645,251
9,800	Franklin Electric Co., Inc.	436,590
45,500	MasTec, Inc. (b)	604,695
28,600	Meritage Homes Corp. (b)	706,420
73,900	Met-Pro Corp.	1,078,201
9,200	The Middleby Corp. (b)	499,652
18,800	Powell Industries, Inc. (b)	767,228
24,000	Titan Machinery, Inc. (b)	499,440
9,200	Triumph Group, Inc.	420,532
		6,686,892
Technology: 9.76%
13,100	American Science & Engineering, Inc.	782,463
131,800	Cypress Semiconductor Corp. (b)	687,996
52,500	Eagle Test Systems, Inc. (b)	803,775
81,500	Harmonic, Inc. (b)	688,675
24,200	NetLogic Microsystems, Inc. (b)	731,808
90,500	SeaChange International, Inc. (b)	874,230
43,700	Taleo Corp., Class A (b)	869,193
28,300	Viasat, Inc. (b)	667,314
29,400	Websense, Inc. (b)	657,090
		6,762,544
Utilities: 0.99%
49,000	Premiere Global Services, Inc. (b)	688,940
	Total Common Stocks (Cost $55,913,516)	59,291,866
	Total Investments: 85.53% (Cost $55,913,516)	59,291,866
	Net Other Assets and Liabilities: 14.47%	10,030,256
	Net Assets: 100.00%	$69,322,122

(a)	Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

(b)	Non-income producing security.

Percentages are stated as a percent of net assets.

Sierra Club Stock Fund

Portfolio of Investments (Note 1)

September 30, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.89%
Airlines: 1.20%
23,000	Southwest Airlines Co.	$333,730
Banks: 10.65%
11,295	Bank of America Corp.	395,325
23,100	Fifth Third Bancorp	274,890
30,400	KeyCorp	362,976
5,018	The PNC Financial Services Group, Inc.	374,845
33,000	Regions Financial Corp.	316,800
8,200	SunTrust Banks, Inc.	368,918
9,732	U.S. Bancorp	350,547
20,200	Wachovia Corp.	70,700
11,988	Wells Fargo & Co.	449,910
		2,964,911
Biotechnology: 3.96%
5,300	Biogen Idec, Inc. (a)	266,537
4,600	Celgene Corp. (a)	291,088
3,700	Genzyme Corp. (a)	299,293
5,402	Gilead Sciences, Inc. (a)	246,223
		1,103,141
Commercial Services & Supplies: 6.36%
6,700	Automatic Data Processing, Inc.	286,425
6,200	Manpower, Inc.	267,592
6,800	McGraw-Hill Cos., Inc.	214,948
7,684	Moody’s Corp.	261,256
8,716	Paychex, Inc.	287,889
2,700	Priceline.com, Inc. (a)	184,761
10,843	The Western Union Co.	267,497
		1,770,368
Communications Equipment: 1.70%
11,400	Juniper Networks, Inc. (a)	240,198
5,400	QUALCOMM, Inc.	232,038
		472,236
Computers & Peripherals: 5.49%
1,758	Apple, Inc. (a)	199,814
12,180	Dell, Inc. (a)	200,726
22,136	EMC Corp. (a)	264,747
7,928	Hewlett-Packard Co.	366,591
13,800	Network Appliance, Inc. (a)	251,574
32,174	Sun Microsystems, Inc. (a)	244,522
		1,527,974
Diversified Financials: 9.27%
8,437	American Express Co.	298,923
6,999	Capital One Financial Corp.	356,949
13,246	The Charles Schwab Corp.	344,396
775	CME Group, Inc., Class A	287,920
3,425	Franklin Resources, Inc.	301,845

8,900	The NASDAQ OMX Group, Inc. (a)	272,073
6,000	NYSE Euronext, Inc.	235,080
16,044	SLM Corp. (a)	197,983
5,042	State Street Corp.	286,789
		2,581,958
Food & Drug Retailing: 2.99%
7,942	CVS/Caremark Corp.	267,328
11,368	Kroger Co.	312,392
8,200	Walgreen Co.	253,872
		833,592
Food Products: 2.37%
8,900	The Hershey Co.	351,906
3,864	Wm. Wrigley Jr., Co.	306,802
		658,708
Health Care Equipment & Supplies: 5.28%
4,400	Baxter International, Inc.	288,772
3,531	Becton Dickinson & Co.	283,398
23,200	Boston Scientific Corp. (a)	284,664
7,552	St. Jude Medical, Inc. (a)	328,437
4,580	Stryker Corp.	285,334
		1,470,605
Health Care Providers & Services: 5.69%
5,500	Cardinal Health, Inc.	271,040
7,122	CIGNA Corp.	242,006
4,100	Express Scripts, Inc., Class A (a)	302,661
6,300	Medco Health Solutions, Inc. (a)	283,500
9,300	UnitedHealth Group, Inc.	236,127
5,300	WellPoint, Inc. (a)	247,881
		1,583,215
Hotels, Restaurants & Leisure: 4.44%
12,464	International Game Technology	214,132
6,600	Las Vegas Sands Corp. (a)	238,326
9,598	MGM MIRAGE (a)	273,543
18,400	Starbucks Corp. (a)	273,607
8,400	Starwood Hotels & Resorts Worldwide, Inc.	236,376
		1,235,984
Household Products: 1.06%
5,900	The Estee Lauder Cos., Inc., Class A	294,469
Insurance: 5.26%
6,355	ACE, Ltd.	343,996
5,957	Aflac, Inc.	349,974
5,108	The Hartford Financial Services Group, Inc.	209,377
17,900	Progressive Corp.	311,460
13,885	XL Capital, Ltd., Class A	249,097
		1,463,904
Internet & Catalog Retail: 1.51%
3,561	Amazon.com, Inc. (a)	259,098
9,400	IAC/InterActiveCorp. (a)	162,620
		421,718
Internet Retailer: 1.02%
12,749	eBay, Inc. (a)	285,323
Internet Software & Services: 2.05%

700	Google, Inc., Class A (a)	280,364
16,730	Yahoo!, Inc. (a)	289,429
		569,793
IT Consulting & Services: 0.83%
10,100	Cognizant Technology Solutions Corp. (a)	230,583
Leisure Equipment & Products: 0.85%
6,400	Electronic Arts, Inc. (a)	236,736
Media: 2.77%
13,707	Comcast Corp., Class A	269,068
9,700	DISH Network Corp., Class A (a)	203,700
7,728	Omnicom Group, Inc.	297,992
		770,760
Multiline Retail: 1.20%
5,135	Costco Wholesale Corp.	333,416
Pharmaceuticals: 0.85%
20,700	Mylan, Inc. (a)	236,394
Real Estate: 6.52%
7,000	AMB Property Corp.	317,100
3,500	Boston Properties, Inc.	327,810
21,900	Host Hotels & Resorts, Inc.	291,051
8,300	Kimco Realty Corp.	306,602
3,500	Public Storage	346,535
3,500	SL Green Realty Corp.	226,800
		1,815,898
Road & Rail: 0.93%
7,800	JB Hunt Transport Services, Inc.	260,286
Semiconductor Equipment & Products: 4.93%
10,815	Analog Devices, Inc.	284,974
18,121	Applied Materials, Inc.	274,171
8,900	KLA-Tencor Corp.	281,685
9,000	Microchip Technology, Inc.	264,870
12,391	Texas Instruments, Inc.	266,407
		1,372,107
Software: 7.62%
8,014	Adobe Systems, Inc. (a)	316,313
8,000	Autodesk, Inc. (a)	268,400
14,827	CA, Inc.	295,947
10,000	Intuit, Inc. (a)	316,100
12,726	Microsoft Corp.	339,657
15,468	Oracle Corp. (a)	314,155
13,764	Symantec Corp. (a)	269,499
		2,120,071
Specialty Retail: 3.09%
10,200	Bed Bath & Beyond, Inc. (a)	320,382
6,500	Best Buy Co., Inc.	243,750
6,000	Fastenal Co.	296,340
		860,472
	Total Common Stocks (Cost $32,246,408)	27,808,352
	Total Investments: 99.89% (Cost $32,246,408)	27,808,352
	Net Other Assets and Liabilities: 0.11%	30,017
	Net Assets: 100.00%	$27,838,369

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

September 30, 2008

1. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds, excluding the Forward Growth Fund, may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. At September 30, 2008, the Forward Eastern Europe Equities Fund and the Forward Emerging Markets Fund held purchased options with a market value of $5,201 and $3,691, respectively, and held no written options. The other Funds held no purchased or written options.

Short Sales: The Funds, excluding the Forward Growth Fund, may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At September 30, 2008, the Forward Long/Short Credit Analysis Fund held securities sold short with a market value of $13,196,719. The other Funds held no securities sold short.

Futures: The Funds, excluding the Forward Growth Fund and the Forward Banking and Finance Fund, may invest in futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management and hedging or non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At September 30, 2008, the Forward International Fixed Income Fund had futures contracts outstanding with an unrealized gain of $10,279. The other Funds held no futures contracts.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At September 30, 2008, there were no Funds with securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Forward Progressive Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Fair Value Measurements: The Funds adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008.

Valuation Inputs	Investments In Securities	Other Financial Instruments(a)
Forward Asia Ex-Japan Equities Fund
Level 1-Quoted Prices	$5,583,582	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	131,221	—

Total	$5,714,803	—

Forward Eastern Europe Equities Fund
Level 1-Quoted Prices	$3,856,470	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$3,856,470	—

Forward Emerging Markets Fund
Level 1-Quoted Prices	$27,831,075	—
Level 2-Other Significant Observable Inputs	75,432,930	—
Level 3-Significant Unobservable Inputs	—	—

Total	$103,264,005	—

Forward International Equity Fund
Level 1-Quoted Prices	$4,852,754	—
Level 2-Other Significant Observable Inputs	42,756,465	—
Level 3-Significant Unobservable Inputs	—	—

Total	$47,609,219	—

Forward International Small Companies Fund
Level 1-Quoted Prices	—	—
Level 2-Other Significant Observable Inputs	$567,373,123	—
Level 3-Significant Unobservable Inputs	—	—

Total	$567,373,123	—

Forward Large Cap Equity Fund
Level 1-Quoted Prices	$16,218,621	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$16,218,621	—

Forward Banking and Finance Fund
Level 1-Quoted Prices	$92,190,015	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$92,190,015	—

Forward Growth Fund
Level 1-Quoted Prices	$136,310,429	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$136,310,429	—

Forward Legato Fund
Level 1-Quoted Prices	$6,500,090	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$6,500,090	—

Forward Long/Short Credit Analysis Fund
Level 1-Quoted Prices	$505,295	$(329,497)
Level 2-Other Significant Observable Inputs	23,143,046	(12,867,222)
Level 3-Significant Unobservable Inputs	2,000,000	—

Total	$25,648,341	$(13,196,719)

Forward International Fixed Income Fund
Level 1-Quoted Prices	$450,430	$10,279
Level 2-Other Significant Observable Inputs	22,532,753	649
Level 3-Significant Unobservable Inputs	—	—

Total	$22,983,183	$10,928

Forward Progressive Real Estate Fund
Level 1-Quoted Prices	$29,735,788	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$29,735,788	—

Forward Small Cap Equity Fund
Level 1-Quoted Prices	$437,697,827	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$437,697,827	—

Forward Mini-Cap Fund
Level 1-Quoted Prices	$59,291,866	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$59,291,866	—

Sierra Club Stock Fund
Level 1-Quoted Prices	$27,808,352	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$27,808,352	—

(a)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)	OFI –MARKET VALUE
Forward Asia Ex-Japan Equities Fund (b)
Balance at 01/02/08	$0	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(4,380)	—	—
Net purchases (sales)	—	—	—
Transfers in and/out of Level 3	135,601	—	—

Balance as of 09/30/08	$131,221	—	—

Forward Long/Short Credit Analysis Fund
Balance at 12/31/07	$0	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	—	—
Net purchases (sales)	—	—	—
Transfers in and/out of Level 3	2,000,000	—	—

Balance as of 09/30/08	$2,000,000	—	—

(a)	There was no realized gain/(loss) earned during the nine months ended September 30, 2008 for other financial instruments for the Forward Long/Short Credit Analysis Fund.

(b)	The Forward Asia Ex-Japan Equities Fund commenced operations on January 2, 2008.

For the nine months ended September 30, 2008, the other Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

2. Tax Basis Information

Tax Basis of Investments At September 30, 2008, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Asia Ex-Japan Equities	$8,006,484	$0	$(2,291,681)	$(2,291,681)
Forward Eastern Europe Equities	6,210,647	0	(2,354,177)	(2,354,177)
Forward Emerging Markets	128,685,761	2,807,809	(28,229,565)	(25,421,756)
Forward International Equity	62,272,427	0	(14,663,208)	(14,663,208)

Forward International Small Companies	735,668,844	12,692,469	(180,988,190)	(168,295,721)
Forward Large Cap Equity	16,749,256	1,031,705	(1,562,340)	(530,635)
Forward Banking and Finance	77,358,813	19,966,799	(5,135,597)	14,831,202
Forward Growth	125,801,125	20,823,919	(10,314,615)	10,509,304
Forward Legato	6,323,463	1,043,250	(866,623)	176,627
Forward Long/Short Credit Analysis	27,574,719	0	(1,926,378)	(1,926,378)
Forward International Fixed Income	24,366,739	580,951	(1,964,507)	(1,383,556)
Forward Progressive Real Estate	22,282,686	9,812,050	(2,358,948)	7,453,102
Forward Small Cap Equity	431,769,899	23,791,533	(17,863,605)	5,927,928
Forward Mini-Cap	56,569,712	4,081,777	(1,359,623)	2,722,154
Sierra Club Stock	32,741,480	2,341,828	(7,274,956)	(4,933,128)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2007, the Funds elected to defer capital losses and currency losses occurring between November 1, 2007 and December 31, 2007 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Forward Emerging Markets	—	$(50,186)
Forward International Equity	—	(27,430)
Forward International Small Companies	$(286,166)	(209,679)
Forward Large Cap Equity	(358,811)	—
Forward Long/Short Credit Analysis	(342,186)	—
Forward Small Cap Equity	(7,369,188)	—
Forward Mini-Cap	(3,454,490)	—

Capital Loss Carryforwards: At December 31, 2007 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2009		2010		2015
Forward Emerging Markets	$(1,537,913	) (a)	$(2,015,691	) (a)	—
Forward Large Cap Equity	—		—		$(46,757)
Forward Long/Short Credit Analysis	—		—		(1,291,731)
Sierra Club Stock	(50,703	) (a)	—		—

(a)	Subject to limitations under §382.

During the year ended December 31, 2007, the Forward Emerging Markets Fund utilized capital loss carryforwards of $1,030,873 and the Sierra Club Stock Fund utilized capital loss carryforwards of $25,351.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 24, 2008

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date: November 24, 2008